UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2005 is filed herewith.

SunAmerica Core Bond Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Principal Amount/Shares/ Rights/Warrants	Value (Note 1)
ASSET-BACKED SECURITIES-9.8%
Banks-1.3%
Banc America Commercial Mtg., Inc. Commercial Mtg. Certificate, Series 2005-6, Class A 5.18% due 09/10/47(1)(12)	$580,000	$580,766
Banc America Commercial Mtg., Inc. Commercial Mtg. Certificate, Series 2005-6, Class D 5.18% due 09/10/47(1)(12)	580,000	576,827
Banc America Commercial Mtg., Inc. Commercial Mtg. Certificate, Series 2005-6, Class F 5.18% due 09/10/47(1)(12)	1,165,000	1,151,626

		2,309,219

Financial Services-8.5%
American Express Credit Account Master Trust Asset-Backed Certificate, Series 2005- 7, Class B 4.74% due 03/16/15(3)	300,000	299,229
Bear Stearns Asset-Backed Securities Asset-Backed Certificate, Series 2005-HE3, Class 1A1 4.46% due 03/25/35(3)	105,491	105,507
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class F 5.48% due 12/11/40(1)(12)	1,619,000	1,632,180
Capital One Multi Asset Execution Trust Note, Series 2003-B2, Class B2 3.50% due 02/17/09	120,000	119,514
Centex Home Equity Loan Trust Loan Asset Certificate, Series 2004-D, Class AV2 4.72% due 09/25/34(3)	69,109	69,230
Chase Funding Mtg. Loan Asset-Backed Certificate, Series 2003-6, Class 1A6 4.59% due 05/25/15	550,000	535,680
Citigroup Mtg. Loan Trust, Inc. Commercial Mtg. Certificate, Series 2005-OPT1, Class A1B 4.59% due 02/25/35(3)	190,000	190,168
Citigroup Mtg. Loan Trust, Inc. Mtg. Certificate, Series 2005-WF2, Class AF6B 5.55% due 08/25/35(4)(5)	450,000	433,231
Commercial Mtg. Pass-Through Certificate, Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	5,800,000	5,588,690
Credit Suisse First Boston Mtg. Certificate, Series 2005-TF3A, Class A2 4.75% due 11/15/20*(1)(3)(6)	2,900,000	2,899,991
Granite Mtg., PLC Note, Series 2003-3, Class 1A3 4.37% due 01/20/44(3)(4)	200,000	200,588
Interstar Millennium Series 2003-5G, Class A2 4.42% due 01/20/36(3)(4)	92,055	92,213
MBNA Credit Card Master Note, Series 2004-A10, Class A 4.45% due 03/15/12(3)	100,000	100,193
Morgan Stanley Capital I Series 2005-HQ7, Class G
3.86% due 11/14/42*(1)(6)(12)	700,000	687,560
Morgan Stanley Capital I Series 2005-HQ7, Class D
5.21% due 11/14/42(1)(12)	450,000	446,694
Opteum Mtg. Acceptance Corp. Series 2005-4, Class 1A1
4.55% due 11/25/35(3)(4)	259,531	259,525
Residential Asset Securities Corp. Series 2002-KS7, Class A2
4.75% due 11/25/32(3)	348,242	348,727
Residential Funding Mtg. Securities, Inc. Home Equity Loan, Series 2005-HS2, Class AI4 5.66% due 12/25/35(4)(5)	700,000	697,765
Residential Funding Mtg. Securities, Inc. Note, Series 2005-HS2, Class AI5
5.47% due 12/25/35(2)	200,000	199,505

		14,906,190

Total Asset-Backed Securities (cost $17,198,484)		17,215,409

BONDS & NOTES-38.5%
Aerospace & Military Technology-0.3%
Raytheon Co. Notes
6.75% due 08/15/07	596,000	610,584

Automotive-0.4%
Cooper-Standard Automotive, Inc. Sr. Sub. Notes
8.38% due 12/15/14	60,000	45,600
DaimlerChrysler North America Holding Corp. Sr. Notes
4.88% due 06/15/10	200,000	195,277
Dana Corp. Sr. Notes
5.85% due 01/15/15	200,000	142,000
Dura Operating Corp. Sr. Notes
8.63% due 04/15/12	137,000	113,025
Ford Motor Co. Notes
7.45% due 07/16/31	275,000	187,000

		682,902

Banks-4.9%
Bank of America Corp. Sub. Notes
7.80% due 09/15/16	132,000	158,343
BankBoston Capital Trust IV Guaranteed Capital Securities
5.06% due 06/08/28(3)	622,000	600,152
Charter One Bank FSB Sub. Notes
6.38% due 05/15/12	1,024,000	1,100,785
Colonial Bank NA Sub Notes.
6.38% due 12/01/15	195,000	200,511
Countrywide Home Loans, Inc. Guaranteed Notes
5.50% due 02/01/07	330,000	331,603
First Maryland Capital II Guaranteed Sub. Capital Income Securities
5.10% due 02/01/27(3)	508,000	497,197
HSBC Bank USA Sub. Notes
4.63% due 04/01/14	200,000	192,030
HSBC Bank USA Sub. Notes
5.63% due 08/15/35	250,000	244,519
HSBC Finance Capital Trust IX Notes
5.91% due 11/30/15	400,000	403,403
JPMorgan Chase Bank NA Sub. Notes
6.13% due 11/01/08	359,000	369,131
Key Bank USA NA Sub. Notes
7.00% due 02/01/11	249,000	270,579
PNC Bank NA Notes
4.88% due 09/21/17	380,000	364,093
PNC Funding Corp. Guaranteed Notes
5.13% due 12/14/10	330,000	331,060
PNC Funding Corp. Guaranteed Sr. Notes
5.75% due 08/01/06	565,000	567,745
Popular North America, Inc. Notes
4.25% due 04/01/08	614,000	602,217
Sovereign Bancorp, Inc. Sr. Notes
4.80% due 09/01/10*	550,000	539,036
State Street Bank & Trust Co. Sub. Notes
5.30% due 01/15/16	99,000	100,116
Wachovia Bank NA Sub. Notes
4.80% due 11/01/14	165,000	160,139
Washington Mutual Bank Notes
4.50% due 08/25/08	438,000	432,952
Wells Fargo & Co. Notes
4.59% due 03/15/06(3)	205,000	205,250
World Savings Bank FSB Notes
4.13% due 12/15/09	940,000	915,065

		8,585,926

Broadcasting & Media-2.9%
Chancellor Media CCU Sr. Notes
8.00% due 11/01/08	494,000	525,196
Charter Communications Holdings LLC Sr. Notes
11.13% due 01/15/11	340,000	187,000
Clear Channel Communications, Inc. Sr. Debentures
6.88% due 06/15/18	420,000	423,084
Comcast Corp. Notes
6.50% due 11/15/35	215,000	219,097
COX Communications, Inc. Debentures
7.63% due 06/15/25	232,000	260,288
COX Communications, Inc. Notes
7.75% due 11/01/10	727,000	787,392
Historic TW, Inc. Guaranteed Sr. Notes
6.63% due 05/15/29	220,000	219,691
News America, Inc. Sr. Notes
6.40% due 12/15/35*	190,000	191,508
News America, Inc. Guaranteed Sr. Debentures
7.30% due 04/30/28	220,000	241,377
Nexstar Finance, Inc. Sr. Sub. Notes
7.00% due 01/15/14	115,000	105,369
Paxson Communications Corp. Sec. Notes
10.78% due 01/15/13*(3)	625,000	600,781
Time Warner Entertainment Co. LP Sr. Debentures
8.38% due 03/15/23	499,000	577,000
Viacom, Inc. Sr. Notes
6.63% due 05/15/11	409,000	425,971
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11	375,000	351,094

		5,114,848

Business Services-0.6%
Affinity Group, Inc. Sr. Sub. Notes
9.00% due 02/15/12	155,000	154,806
Monitronics International, Inc. Sr. Sub. Notes
11.75% due 09/01/10	230,000	227,125
PHH Corp. Notes
6.00% due 03/01/08	562,000	570,245
Service Corp. International Sr. Notes
6.75% due 04/01/16	165,000	160,875

		1,113,051

Chemicals-0.8%
BCI US Finance Corp. Sr. Sec. Notes
9.65% due 07/15/10*(3)	475,000	480,937
Cytec Industries, Inc. Notes
6.00% due 10/01/15	375,000	357,171
ICI North America Debentures
8.88% due 11/15/06	425,000	437,812
Lubrizol Corp. Sr. Notes
4.63% due 10/01/09	185,000	181,323

		1,457,243

Computer Software-0.1%
Unisys Corp. Sr. Notes
8.00% due 10/15/12	120,000	111,000

Computers & Business Equipment-0.1%
Activant Solutions, Inc. Sr. Notes
10.05% due 04/01/10*(3)	80,000	82,500
Computer Sciences Corp. Notes
3.50% due 04/15/08	190,000	182,254

		264,754

Education-0.3%
Tulane University of Louisiana Bonds
5.17% due 11/15/12(3)(6)	500,000	501,500

Electrical Equipment-0.1%
Avnet, Inc. Notes
6.00% due 09/01/15	190,000	184,831

Energy Services-0.3%
Hanover Compressor Co. Guaranteed Sr. Notes
9.00% due 06/01/14	250,000	272,500
Seitel, Inc. Sr. Notes
11.75% due 07/15/11	250,000	278,125

		550,625

Energy Sources-1.1%
Calpine Corp. Sec. Notes
8.75% due 07/15/13*†(7)(8)	1,300,000	1,066,000
Encore Acquisition Co. Sr. Sub. Notes
6.00% due 07/15/15	117,000	107,640
Encore Acquisition Co. Sr. Sub. Notes
6.25% due 04/15/14	68,000	64,600
Enterprise Products Operating LP Guaranteed Notes
6.88% due 03/01/33	245,000	259,541
Hilcorp Finance Co. Sr. Notes
10.50% due 09/01/10*	170,000	188,275
Indiantown Cogeneration LP, Series A-9 1st Mtg. Bonds, Series A-9
9.26% due 12/15/10	189,543	204,028

		1,890,084

Financial Services-8.3%
AMBAC Financial Group, Inc. Debentures
5.95% due 12/05/35	400,000	409,602
Ameriprise Financial, Inc. Sr. Notes
5.35% due 11/15/10	279,000	280,912
Ameriprise Financial, Inc. Sr. Notes
5.65% due 11/15/15	330,000	335,343
BAE Systems Holdings, Inc. Guaranteed Notes
4.75% due 08/15/10*	788,000	773,889
BAE Systems Holdings, Inc. Guaranteed Notes
5.20% due 08/15/15*	562,000	550,730
BAE Systems Holdings, Inc. Guaranteed Notes
6.40% due 12/15/11*	789,000	836,423
Capital One Bank Sr. Notes
5.13% due 02/15/14	200,000	196,813
Consolidated Communications Holdings, Inc. Sr. Notes
9.75% due 04/01/12	244,000	259,860
Ford Motor Credit Co. Notes
5.70% due 01/15/10	258,000	219,316
Ford Motor Credit Co. Sr. Notes
5.80% due 01/12/09	378,000	329,744
Ford Motor Credit Co. Notes
6.38% due 11/05/08	471,000	422,334
Ford Motor Credit Co. Notes
8.63% due 11/01/10	210,000	191,518
General Electric Capital Corp. Notes
2.80% due 01/15/07	579,000	567,179
General Electric Capital Corp. Notes
5.38% due 03/15/07	562,000	565,530
General Electric Capital Corp. Bonds 6.75% due 03/15/32	657,000	771,220
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	1,400,000	1,341,033
HSBC Finance Corp. Notes 7.00% due 05/15/12	380,000	415,671
ING USA Global Funding Trust Notes 4.50% due 10/01/10	380,000	372,515
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/15	65,000	64,079
Lehman Brothers Holdings, Inc. Notes 4.50% due 07/26/10	380,000	372,033
MBNA America Bank NA Sub. Notes 7.13% due 11/15/12	185,000	206,812
MBNA Corp. Notes 4.63% due 09/15/08	632,000	627,414
Morgan Stanley Notes 5.38% due 10/15/15	375,000	375,363
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.88% due 02/15/08	448,000	438,352
NGC Corp. Capital Trust, Series B Guaranteed Sub. Notes, Series B 8.32% due 06/01/27	375,000	331,875
Pricoa Global Funding I Notes 3.90% due 12/15/08*	100,000	97,171
Pricoa Global Funding I Notes 4.63% due 06/25/12*	190,000	185,078
Principal Life Global Funding Sec. Notes 5.13% due 06/28/07*	482,000	482,052
PX Escrow Corp. Sr. Sub. Notes 9.63% due 02/01/06(5)	150,000	142,500
Residential Capital Corp. Notes 6.38% due 06/30/10	795,000	807,811
Residential Capital Corp. Notes 6.88% due 06/30/15	415,000	440,973
Sprint Capital Corp. Sr. Notes 6.88% due 11/15/28	403,000	440,354
The Bear Stearns Cos., Inc. Unsec. Notes 5.30% due 10/30/15	165,000	164,633
Transamerica Finance Corp. Sr. Notes 6.40% due 09/15/08	205,000	212,443
Xlliac Global Funding Notes 4.80% due 08/10/10*	400,000	394,957

		14,623,532

Food, Beverage & Tobacco-0.9%
Alliance One International, Inc. Sr. Sub. Notes 12.75% due 11/15/12*	520,000	423,800
Coca-Cola Enterprises, Inc. Debentures 8.50% due 02/01/22	480,000	631,092
ConAgra Foods, Inc. Notes 6.00% due 09/15/06	338,000	340,341
Foster’s Finance Corp. Notes 6.88% due 06/15/11*	185,000	199,291

		1,594,524

Forest Products-0.2%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	160,000	153,600
Pliant Corp. Sr. Sec. Notes 11.13% due 09/01/09†(7)(8)	249,000	221,610

		375,210

Health Services-0.4%
HCA, Inc. Sr. Notes 6.95% due 05/01/12	390,000	404,525
Psychiatric Solutions, Inc. Sr. Sub. Notes 7.75% due 07/15/15	250,000	258,125

		662,650

Insurance-2.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	318,000	329,034
Assurant, Inc. Sr. Notes 6.75% due 02/15/34	200,000	217,358
ING Security Life Institutional Funding Notes 2.70% due 02/15/07*	578,000	561,761
Kingsway America Inc. Sr. Notes 7.50% due 02/01/14	319,000	328,684
Metropolitan Life Global Funding I Notes 4.25% due 07/30/09*	407,000	399,181
Metropolitan Life Global Funding I Sr. Notes 4.63% due 08/19/10*	185,000	181,975
MIC Financing Trust I Pass-Thru Certificates 8.38% due 02/01/27*	176,000	180,328
Ohio Casualty Corp. Notes 7.30% due 06/15/14	521,000	559,981
Selective Insurance Group, Inc. Sr. Notes 6.70% due 11/01/35*	220,000	224,275
The Allstate Corp. Sr. Notes 5.55% due 05/09/35	220,000	215,592
The Chubb Corp. Notes 6.00% due 11/15/11	267,000	278,149

		3,476,318

Leisure & Tourism-1.6%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2 6.82% due 05/23/11	525,000	501,501
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1 7.20% due 01/02/19	144,616	143,185
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B 7.63% due 01/02/15†	950,432	783,329
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1 8.71% due 01/02/19	131,858	134,437
Brunswick Corp. Notes 5.00% due 06/01/11	292,000	287,164
Continental Airlines, Inc. Pass-Thru Certificates, Series 1998-1, Class A 6.65% due 03/15/19	57,487	56,176
Continental Airlines, Inc. Pass-Thru Certificates, Series 1997-4, Class A 6.90% due 07/02/19	80,297	79,975
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1 7.73% due 03/15/11	27,226	22,708
Delta Airlines, Inc. Notes 8.30% due 12/15/29†(7)(8)	175,000	39,375
Delta Airlines, Inc. Sr. Notes 10.00% due 08/15/08†(7)(8)	225,000	49,500
Hilton Hotels Corp. Sr. Notes 7.20% due 12/15/09	198,000	207,906
MGM Mirage, Inc. Sr. Notes 5.88% due 02/27/14	325,000	310,375
Riviera Holdings Corp. Guaranteed Sr. Notes 11.00% due 06/15/10#	125,000	134,531
United Airlines, Inc. Pass-Thru Certificates, Series 2000-2, Class A1 7.03% due 10/01/10(7)(8)	7,445	7,425

		2,757,587

Medical Products-0.3%
Boston Scientific Corp. Bonds 6.25% due 11/15/35	191,000	200,873
CDRV Investors, Inc. Sr. Notes 9.63% due 01/01/15(5)	225,000	137,813
MEDIQ/PRN Life Support Services, Inc. Guaranteed Notes 11.00% due 06/01/08†(6)(9)	10,000	0
Universal Hospital Services, Inc. Sr. Notes 10.13% due 11/01/11	185,000	191,475

		530,161

Metals & Mining-0.5%
Barrick Gold Finance Co. Guaranteed Notes 5.80% due 11/15/34	220,000	214,015
Newmont Mining Corp. Notes 8.63% due 05/15/11	190,000	219,055
Phelps Dodge Corp. Sr. Notes 6.13% due 03/15/34	457,000	449,421

		882,491

Pharmaceuticals-1.0%
Genentech, Inc. Sr. Notes 5.25% due 07/15/35	939,000	904,900
Merck & Co., Inc. Notes 2.50% due 03/30/07	337,000	326,664
Wyeth Notes 6.00% due 02/15/36*	215,000	221,404
Wyeth Notes 6.95% due 03/15/11	320,000	345,204

		1,798,172

Real Estate Investment Trusts-0.1%
Commercial Net Lease Realty, Inc. Notes 6.15% due 12/15/15	200,000	202,981

Retail-0.3%
Rent-Way, Inc. Sr. Notes 11.88% due 06/15/10	415,000	441,456

Telecommunications-3.5%
Alltel Corp. Notes 4.66% due 05/17/07	440,000	438,005
American Cellular Corp. Sr. Notes 10.00% due 08/01/11	470,000	509,950
Dobson Communications Corp. Sr. Notes 8.40% due 10/15/12*(3)	150,000	149,250
GTE Northwest, Inc. Debentures, Series D 5.55% due 10/15/08	190,000	188,985
ICO North America, Inc. Sr. Notes 7.50% due 08/15/09(6)(9)	65,000	90,350
LCI International, Inc. Sr. Notes 7.25% due 06/15/07	905,000	909,525
New Cingular Wireless Services, Inc. Sr. Notes 7.88% due 03/01/11	1,218,000	1,366,664
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	220,000	245,009
New York Telephone Co. Debentures 7.00% due 06/15/13	252,000	265,458
Qwest Corp. Debentures 7.13% due 11/15/43	550,000	507,375
Triton PCS, Inc. Sr. Notes 8.50% due 06/01/13	75,000	69,750
United States West Communications, Inc. Debentures 7.25% due 09/15/25	225,000	223,875
Verizon New York, Inc., Series A Debentures, Series A
6.88% due 04/01/12	349,000	363,808
Verizon New York, Inc., Series B Debentures, Series B
7.38% due 04/01/32	804,000	845,253

		6,173,257

Transportation-1.4%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	232,000	284,855
Burlington Northern Santa Fe Corp. Debentures 8.13% due 04/15/20	747,000	939,117
Canadian National Railway Co. Notes 6.38% due 10/15/11	330,000	351,525
Norfolk Southern Corp. Notes 5.59% due 05/17/25	461,000	460,556
Ryder Systems, Inc. Notes 5.00% due 06/15/12	391,000	372,212

		2,408,265

Utilities-6.1%
AES Corp. Sr. Notes 7.75% due 03/01/14	550,000	576,812
Carolina Power & Light Co. 1st Mtg. Bonds 5.25% due 12/15/15	340,000	339,572
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	370,000	409,101
CenterPoint Energy, Inc. Sec. Bonds, Series L2 5.60% due 07/01/23	252,000	249,341
Centerpoint Energy, Inc. Sr. Notes 5.88% due 06/01/08	410,000	415,540
Cleco Power LLC Sr. Notes 6.50% due 12/01/35	440,000	442,916
Consolidated Edison, Inc. Notes 3.63% due 08/01/08	395,000	382,798
Consolidated Natural Gas Co. Sr. Notes 5.38% due 11/01/06	215,000	215,608
El Paso Production Holding Co. Guaranteed Sr. Notes 7.75% due 06/01/13	890,000	923,375
Entergy Louisiana, Inc. 1st Mtg. Bonds 5.83% due 11/01/10	555,000	556,704
Georgia Power Co. Sr. Notes, Series G 6.20% due 02/01/06	318,000	318,385
Indianapolis Power & Light Co. 1st Mtg. Bonds 6.60% due 01/01/34*	228,000	249,868
KeySpan Corp. Sr. Notes 4.90% due 05/16/08	955,000	954,622
Kinder Morgan Finance Co., ULC Guaranteed Notes 6.40% due 01/05/36*	190,000	194,728
Mirant Corp. Sr. Notes 7.90% due 07/15/09*†(7)(8)	425,000	535,500
Old Dominion Electric Cooperative 1st Mtg. Bonds, Series A 5.68% due 12/01/28	276,958	283,347
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	385,000	387,330
PSEG Power LLC Sr. Notes 5.50% due 12/01/15	190,000	188,616
PSEG Power LLC Sr. Notes 7.75% due 04/15/11	190,000	210,365
PSI Energy, Inc. Debentures 6.12% due 10/15/35	215,000	219,865
PSI Energy, Inc. Debentures 7.85% due 10/15/07	593,000	620,209
Puget Sound Energy, Inc. Sr. Notes 5.20% due 10/01/15	591,000	584,331
Reliant Energy, Inc. Notes 9.50% due 07/15/13	275,000	275,688
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	430,000	439,522
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	381,000	371,596
Virginia Electric & Power Co. Sr. Notes, Series A 5.75% due 03/31/06	416,000	416,941

		10,762,680

Total Bonds & Notes (cost $67,872,240)		67,756,632

CONVERTIBLE BONDS-0.2%
Utilities-0.2%
Calpine Corp. 4.75% due 11/15/23†(7)(8) (cost $1,161,173)	1,625,000	422,500

FOREIGN BONDS & NOTES-12.4%
Banks-1.3%
Banco Continental de Panama SA Notes
6.63% due 12/01/10*	226,000	225,468
HBOS Capital Funding LP Notes
6.85% due 03/29/49	550,000	558,965
HBOS Treasury Services, PLC Notes
3.50% due 11/30/07*	731,000	713,373
NIB Capital Bank NV Bonds
5.82% due 12/11/13*(13)	380,000	375,801
UOB Cayman, Ltd. Guaranteed Notes
5.80% due 03/15/16*(13)	330,000	333,762

		2,207,369

Broadcasting & Media-0.4%
Grupo Televisa SA Sr. Notes
6.63% due 03/18/25	380,000	387,215
Telenet Group Holding NV Sr. Notes
11.20% due 06/15/14*(5)	376,000	308,320

		695,535

Business Services-0.0%
SCL Terminal Aereo Santiago SA Sr. Sec. Notes
6.95% due 07/01/12*	71,737	73,867

Conglomerate-0.6%
Tyco International Group SA Sr. Notes
6.75% due 02/15/11	979,000	1,029,310

Energy Sources-1.1%
BHP Billiton Finance (USA), Ltd. Guaranteed Notes
5.00% due 12/15/10	330,000	330,041
Gazprom International SA Guaranteed Sr. Notes
7.20% due 02/01/20*	275,000	293,837
Nexen, Inc Notes
5.88% due 03/10/35	457,000	449,377
Petro-Canada Debentures
7.00% due 11/15/28	464,000	527,820
PTT Public Co., Ltd Bonds
5.88% due 08/03/35*	261,000	251,397

		1,852,472

Financial Services-1.8%
Aries Vermogensverwaltungs GmbH Bonds
9.60% due 10/25/14	1,000,000	1,293,400
FBG Finance, Ltd. Notes
5.88% due 06/15/35*	220,000	214,255
Nationwide Building Society Sr. Notes
2.63% due 01/30/07*	578,000	564,672
Nell AF SARL Sr. Notes
8.38% due 08/15/15*	375,000	371,250
SovRisc BV Notes
4.63% due 10/31/08*	389,000	388,143
UFJ Finance Aruba AEC Notes
6.75% due 07/15/13	380,000	414,909

		3,246,629

Forest Products-0.1%
Abitibi-Consolidated, Inc. Debentures
8.55% due 08/01/10	175,000	177,187

Government Agencies-4.9%
Federal Republic of Brazil Notes
8.00% due 01/15/18	550,000	593,450
Federal Republic of Brazil Bonds
10.50% due 07/14/14	530,000	649,515
Republic of Argentina Bonds
4.01% due 08/03/12	620,000	485,460
Republic of Argentina Bonds
8.28% due 12/31/33	959,448	798,740
Republic of Turkey Notes
9.00% due 06/30/11	480,000	547,200
Republic of Turkey Sr. Bonds
11.88% due 01/15/30	1,150,000	1,768,125
Republic of Venezuela Bonds
8.50% due 10/08/14	260,000	286,000
Republic of Venezuela Bonds
9.25% due 09/15/27	1,500,000	1,777,500
Russian Federation Bonds
5.00% due 03/31/07(5)	850,000	959,565
United Kingdom Notes
2.25% due 07/08/08*	749,000	711,181
United Mexican States Notes , Series A
7.50% due 04/08/33	19,000	22,496

		8,599,232

Insurance-0.4%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15	315,000	289,405
ING Groep NV Bonds 5.78% due 12/08/15(13)	340,000	344,591

		633,996

Machinery-0.1%
Atlas Copco AB Notes
6.50% due 04/01/08*	232,000	237,805

Metals & Mining-0.4%
Falconbridge Ltd. Notes
6.00% due 10/15/15	185,000	186,805
Inco, Ltd. Debentures
7.20% due 09/15/32	267,000	293,764
Teck Cominco, Ltd. Sr. Notes
6.13% due 10/01/35	215,000	212,624

		693,193

Pharmaceuticals-0.2%
Elan Corp., PLC Sr. Notes
7.75% due 11/15/11	455,000	425,425

Real Estate Companies-0.3%
Brookfield Asset Management, Inc. Sr. Notes
8.13% due 12/15/08	430,000	464,762

Retail-0.1%
Jean Coutu Group, Inc. Sr. Sub. Notes
8.50% due 08/01/14	250,000	228,750

Telecommunications-0.7%
America Movil SA de CV Sr. Notes
6.38% due 03/01/35	264,000	260,383
TELUS Corp. Notes
7.50% due 06/01/07	743,000	767,248
TELUS Corp. Notes
8.00% due 06/01/11	161,000	180,491

		1,208,122

Total Foreign Bonds & Notes (cost $21,116,068)		21,773,654

U.S. GOVERNMENT OBLIGATIONS-2.6%
U.S. Treasury Notes-1.8%
2.00% due 01/15/14TIPS	253,316	251,881
3.88% due 09/15/10	109,000	106,731
4.25% due 10/15/10	370,000	368,063
4.25% due 08/15/13	2,000	1,982
4.25% due 08/15/15	286,000	282,302
4.50% due 11/15/15	162,000	163,329
6.88% due 05/15/06	2,000,000	2,018,046

		3,192,334

U.S. Treasury Bonds-0.8%
5.38% due 02/15/31	1,136,000	1,276,047
6.88% due 08/15/25	134,000	172,567

		1,448,614

Total U.S. Government Obligations (cost $4,607,790)		4,640,948

U.S. GOVERNMENT AGENCIES-32.1%
Federal Home Loan Mortgage Corporation-15.2%
3.63% due 02/15/08	1,000,000	977,756
4.45% due 03/06/08	500,000	496,366
4.50% due 11/01/18	2,560,964	2,497,756
4.50% due 02/01/19	1,845,001	1,798,106
5.00% due 10/01/33	53,063	51,557
5.00% due 03/01/34	1,251,581	1,214,147
5.00% due 05/01/34	958,403	929,738
5.00% due 06/01/34	3,116,475	3,023,264
5.00% due 11/01/35	4,095,137	3,964,605
5.50% due 02/01/18	627,519	631,494
5.50% due 10/01/33	1,403,917	1,394,469
5.50% due 01/01/35	2,934,416	2,908,128
6.00% due 11/01/33	1,341,586	1,356,563
6.00% due 07/01/35	1,217,061	1,229,358
6.50% due 08/01/16	11,445	11,762
6.50% due 06/01/32	188,139	193,195
6.50% due 08/01/32	1,210,075	1,242,296
6.50% due 02/01/33	174,393	179,037
6.88% due 09/15/10	925,000	1,006,910
7.00% due 03/01/12	9,519	9,878
7.00% due 11/01/16	60,136	62,409
7.50% due 04/01/31	332,584	349,052
7.50% due 12/01/31	856,016	898,402
8.00% due 10/01/29	14,143	15,088
8.00% due 07/01/30	4,905	5,232
8.00% due 08/01/30	14,606	15,578
8.00% due 10/01/30	15,975	17,038
8.00% due 11/01/30	36,216	38,626
8.00% due 12/01/30	81,584	87,011
8.00% due 01/01/31	82,089	87,550

		26,692,371

Federal National Mortgage Association-16.8%
3.88% due 05/15/07	1,000,000	988,312
4.50% due 06/01/18	715,197	697,543
5.00% due 06/01/18	1,890,978	1,873,464
5.00% due 09/01/18	617,642	611,921
5.00% due 10/01/18	1,291,413	1,279,452
5.00% due 11/01/18	1,020,976	1,011,520
5.00% due 11/01/20	498,058	492,757
5.00% due 11/01/33	49,567	48,200
5.00% due 03/01/34	5,723,455	5,556,864
5.50% due 06/01/20	1,075,037	1,081,894
5.50% due 12/01/33	2,749,574	2,729,410
5.50% due 03/01/34	727,300	720,874
5.50% due 07/01/34	2,103,139	2,084,559
5.50% due 09/01/34	859,936	852,339
6.00% due 12/01/16	789,326	806,865
6.00% due 05/01/17	148,067	151,355
6.00% due 12/01/33	2,929,828	2,960,417
6.00% due 08/01/34	2,290,587	2,312,509
6.00% due 10/01/34	1,042,203	1,052,058
6.27% due 11/01/07	49,462	50,117
6.31% due 02/01/08	93,268	94,462
6.34% due 01/01/08	16,928	17,197
6.43% due 01/01/08	17,952	18,265
6.50% due 03/01/17	401,344	412,354
6.50% due 04/01/29	60,004	61,793
6.50% due 02/01/32	355,725	365,589
6.50% due 07/01/32	185,070	190,203
7.00% due 09/01/10	1,708	1,765
7.00% due 07/01/11	40	41
7.00% due 11/01/11	1,354	1,405
7.00% due 05/01/12	2,236	2,321
7.00% due 06/01/12	3,350	3,482
7.00% due 09/01/12	1,684	1,750
7.00% due 10/01/12	527	548
7.00% due 07/01/13	2,601	2,704
7.00% due 04/01/28	11,465	11,984
7.00% due 10/01/28	992	1,037
7.00% due 09/01/31	740,989	773,518
7.27% due 06/01/07	2,781	2,787
7.50% due 10/01/10	78,993	81,869
7.50% due 11/01/14	6,068	6,289
7.50% due 05/01/15	4,474	4,704
7.50% due 06/01/15	64,619	67,955
7.50% due 07/01/15	33,781	35,525
7.50% due 08/01/15	11,717	12,322

		29,534,299

Government National Mortgage Association-0.1%
6.50% due 06/15/29	71,068	74,367
7.00% due 12/15/22	55,106	57,906
7.00% due 08/15/29	51,204	53,786

		186,059

Total U.S. Government Agencies (cost $57,107,091)		56,412,729

COMMON STOCK-0.0%
Machinery-0.0%
Manitowoc Co., Inc. (cost $261)	28	1,406

PREFERRED STOCK-1.2%
Financial Services-0.4%
General Electric Capital Corp. 4.50%(5)	34,000	788,460

Federal Home Loan Mortgage Corporation-0.2%
Federal Home Loan Mortgage Corporation 5.70%	5,721	275,466

Federal National Mortgage Association-0.2%
Federal National Mortgage Association 7.00%(3)	6,152	334,361

Insurance-0.4%
Endurance Specialty Holdings, Ltd. 7.75%	27,000	639,900

Machinery-0.0%
Fairfield Manufacturing Co., Inc. 11.25%†(6)(9)(10)	28	0

Total Preferred Stock (cost $2,160,568)		2,038,187

RIGHTS-0.1%
Republic of Argentina, Expires 12/15/35(11) (cost $129,632)	2,670,623	138,873

WARRANTS†-0.0%
Communication Equipment-0.0%
Concentric Network Corp.
Expires 12/15/07 (strike price $5.43)†(6)(9)	5	0

Telecommunications-0.0%
KMC Telecom Holdings, Inc.
Expires 01/31/08 (strike price $0.01)†(6)(9)	50	0

Total Warrants (cost $0)		0

Total Long-Term Investment Securities (cost $171,353,307)		170,400,338

REPURCHASE AGREEMENT-0.8%
Agreement with State Street Bank & Trust, bearing interest at 3.90% dated 12/30/05 to be repurchased 01/03/05 in the amount of $1,375,596 and collateralized by $1,355,000 of Federal Home Loan Bank, bearing interest at 5.80% due 09/02/08 having an approximate value of $1,418,234 (cost $1,375,000)	1,375,000	1,375,000

TOTAL INVESTMENTS (cost $172,728,307)@	97.7%	171,775,338
OTHER ASSETS LESS LIABILITIES	2.3	4,027,737

NET ASSETS	100.0%	$175,803,075

†	Non-income producing security
#	Security represents an investment in an affiliated company.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $18,970,414 representing 10.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.

TIPS-Treasury Inflation Protected Security

(1)	Commercial Mortgage-Backed Security
(2)	Variable rate security - the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2005.
(4)	Collateralized Mortgage Obligation
(5)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Fair valued security; see Note 1.
(7)	Bond in default.
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Illiquid security.
(10)	PIK (“Payment-in-Kind”) payment made with additional securities in lieu of cash.
(11)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(12)	Variable rate security - the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(13)	Security has a perpetual maturity date. The maturity date shown reflects the call date.

See Notes to Portfolio of Investments

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS-34.0%
U.S Treasury Bonds-11.4%
3.38% due 04/15/32 TIPS	$16,831,650	$21,895,604

U.S. Treasury Notes-22.6%
4.38% due 12/15/10	12,000,000	12,009,372
4.50% due 11/15/15	31,000,000	31,254,293

		43,263,665

Total U.S. Government Obligations (cost $65,943,363)		65,159,269

U.S. GOVERNMENT AGENCIES-57.0%
Federal Farm Credit Bank-3.3%
2.50% due 03/15/06	5,000,000	4,978,850
5.64% due 04/04/11	500,000	520,729
6.00% due 03/07/11	200,000	211,076
6.30% due 12/03/13	500,000	548,724

		6,259,379

Federal Home Loan Mortgage Corporation-0.0%
8.00% due 06/01/08	10,399	10,466
8.25% due 07/01/06	388	387
8.50% due 05/01/08	890	902
6096.39% due 12/28/28 (1)	77	77

		11,832

Federal National Mortgage Association-0.7%
8.00% due 01/01/23	22,262	23,780
6.53% due 05/25/30	1,305,596	1,346,546
8.00% due 01/01/23	13,451	14,376
11.00% due 02/01/15	34	39
11.50% due 09/01/19	14,963	16,387

		1,401,128

Government National Mortgage Association-46.2%
4.50% due 05/15/18	1,269,428	1,245,585
4.50% due 08/15/18	1,985,652	1,948,356
4.50% due 09/15/18	5,572,831	5,468,159
4.50% due 10/15/18	5,401,688	5,300,230
4.50% due 09/15/33	5,615,238	5,389,042
5.00% due 04/15/18	5,807,535	5,796,266
5.00% due 08/15/33	2,479,174	2,450,156
5.00% due 09/15/33	1,109,154	1,096,171
5.00% due 10/15/33	768,063	759,072
5.00% due 11/15/34	261,585	258,460
5.50% due 11/15/32	18,006	18,149
5.50% due 03/15/33	670,908	676,181
5.50% due 04/15/33	783,080	789,235
5.50% due 05/15/33	1,750,434	1,764,192
5.50% due 06/15/33	8,050,885	8,114,164
5.50% due 07/15/33	2,281,994	2,299,930
5.50% due 10/15/33	2,251,353	2,269,049
5.50% due 12/15/33	455,834	459,417
5.50% due 01/15/34	4,281,520	4,310,939
5.50% due 02/15/34	2,754,757	2,773,685
6.00% due 01/15/28	4,298	4,408
6.00% due 04/15/28	1,736,676	1,781,382
6.00% due 05/15/28	4,012	4,115
6.00% due 10/15/28	18,568	19,043
6.00% due 03/15/29	104,978	107,639
6.00% due 04/15/29	61,071	62,618
6.00% due 05/15/29	105,353	108,023
6.00% due 06/15/29	33,922	34,782
6.00% due 04/15/31	45,067	46,191
6.00% due 05/15/31	73,495	75,327
6.00% due 11/15/31	291,813	299,089
6.00% due 12/15/31	769,255	788,437
6.00% due 01/15/32	256,628	263,081
6.00% due 02/15/32	56,688	58,114
6.00% due 03/15/32	13,059	13,388
6.00% due 08/15/32	374,466	383,882
6.00% due 11/15/32	60,382	61,901
6.00% due 12/15/32	9,760	10,006
6.00% due 01/15/33	24,253	24,862
6.00% due 02/15/33	153,948	157,809
6.00% due 03/15/33	129,377	132,621
6.00% due 04/15/33	471,142	482,958
6.00% due 07/15/33	347,448	356,163
6.00% due 08/15/33	3,469,103	3,556,102
6.00% due 09/15/33	476,966	488,929
6.00% due 10/15/33	2,149,832	2,203,750
6.00% due 11/15/33	229,482	235,238
6.00% due 12/15/33	1,186,975	1,216,745
6.00% due 02/15/34	488,655	500,426
6.00% due 05/15/34	75,555	77,375
6.00% due 06/15/34	53,855	55,153
6.00% due 07/15/34	3,668,307	3,756,667
6.00% due 08/15/34	252,432	258,512
6.00% due 09/15/34	2,186,850	2,239,526
6.00% due 10/15/34	6,552,856	6,710,698
6.00% due 11/15/34	753,647	771,800
6.00% due 12/15/34	556,327	569,727
6.00% due 01/15/35	1,289,838	1,320,875
6.00% due 06/15/35	436,092	446,586
6.00% due 08/15/35	1,667,451	1,707,574
6.50% due 02/15/29	23,375	24,461
6.50% due 05/15/31	33,981	35,517
6.50% due 06/15/31	77,912	81,434
6.50% due 07/15/31	89,321	93,358
6.50% due 08/15/31	100,362	104,898
6.50% due 09/15/31	225,707	235,908
6.50% due 10/15/31	455,487	476,075
6.50% due 11/15/31	18,928	19,783
6.50% due 12/15/31	32,989	34,480
6.50% due 01/15/32	46,144	48,217
6.50% due 02/15/32	780,244	815,295
6.50% due 06/15/32	116,626	121,866
7.00% due 07/15/23	44,118	46,455
7.00% due 10/15/23	122,995	129,510
7.00% due 09/15/25	321,175	338,078
7.00% due 03/20/29	26,645	27,805
7.00% due 06/20/29	4,248	4,432
7.00% due 11/20/30	107,957	112,621
7.50% due 04/15/17	11,547	12,185
7.50% due 08/15/23	258,717	273,897
7.50% due 09/15/23	772,927	818,276
7.50% due 10/15/23	17,220	18,230
8.00% due 11/15/06	532	537
8.00% due 02/15/08	1,038	1,070
9.00% due 12/15/16	106,415	115,191
11.00% due 08/20/15	300	326
11.00% due 09/20/15	718	783
11.50% due 03/15/13	23,871	26,335
11.50% due 06/15/13	7,531	8,281
11.50% due 05/20/15	4,017	4,421
12.50% due 09/15/14	7,555	8,419
13.00% due 01/15/11	3,128	3,480
13.00% due 02/15/11	4,729	5,262
13.00% due 03/15/11	262	292
13.00% due 04/15/11	569	633
13.00% due 09/15/13	5,331	5,960
13.00% due 10/20/14	4,133	4,597
13.00% due 11/15/14	826	926
13.00% due 02/20/15	1,357	1,506
13.50% due 02/15/13	12,065	13,590
15.00% due 01/15/12	495	567
15.00% due 02/15/12	1,179	1,350
15.00% due 06/15/12	12,669	14,505
15.00% due 09/15/12	695	796
15.50% due 09/15/ 11	38,152	43,671

		88,713,239

International Bank For Reconstruction & Development-0.2%
5.00% due 03/28/06	350,000	350,277

Private Export Funding-5.4%
5.87% due 07/31/08	10,000,000	10,271,710

Small Business Administration-1.3%
6.30% due 06/01/08	2,370,266	2,452,578

Total U.S. Government Agencies (cost $109,885,083)		109,460,143

Total Long-Term Investment Securities (cost $175,828,446)		174,619,412

REPURCHASE AGREEMENTS-4.8%
State Street Joint Repurchase Agreement Account (2)	291,000	291,000
UBS Securities, LLC Joint Repurchase Agreement Account(2)	9,000,000	9,000,000

Total Repurchase Agreements (cost $9,291,000)		9,291,000

TOTAL INVESTMENTS (cost $185,119,446)@	95.8%	183,910,412
OTHER ASSETS LESS LIABILITIES	4.2	7,981,636

NET ASSETS	100.0%	$191,892,048

@	See Note 4 for cost of investments on a tax basis.

TIPS-Treasury Inflation Protected Security

(1)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(2)	See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS-2.4%
U.S. Treasury Notes-2.4%
4.38% due 12/15/10	$3,000,000	$3,002,343
4.50% due 11/15/15	8,000,000	8,065,624

Total U.S. Government Obligations (cost $11,047,989)		11,067,967

U.S. GOVERNMENT AGENCIES-86.9%
Federal National Mortgage Association-2.1%
5.00% due 01/25/18(1)	10,000,000	9,982,629

Government National Mortgage Association-81.4%
4.50% due 05/15/18	2,538,856	2,491,169
4.50% due 08/15/18	1,320,289	1,295,490
4.50% due 09/15/18	4,284,506	4,204,032
4.50% due 10/15/18	6,137,340	6,022,064
4.50% due 08/15/33	3,753,280	3,602,088
4.50% due 09/15/33	4,173,353	4,005,239
5.00% due 03/15/18	780,915	779,399
5.00% due 04/15/18	9,289,376	9,271,351
5.00% due 05/15/18	13,096,492	13,071,080
5.00% due 01/15/33	18,879	18,658
5.00% due 05/15/33	16,233	16,042
5.00% due 08/15/33	3,573,012	3,531,190
5.00% due 09/15/33	3,248,586	3,210,562
5.00% due 10/15/33	7,706,606	7,616,400
5.00% due 04/15/34	82,941	81,950
5.00% due 05/15/34	197,244	194,888
5.00% due 11/15/34	894,997	884,305
5.00% due 12/15/34	878,649	868,153
5.00% TBA due Jan.	20,000,000	19,731,240
5.50% due 06/15/29	7,625	7,683
5.50% due 12/15/32	1,014,300	1,022,396
5.50% due 01/15/33	647,799	652,891
5.50% due 02/15/33	2,659,024	2,679,923
5.50% due 03/15/33	1,548,343	1,560,513
5.50% due 04/15/33	8,050,706	8,113,983
5.50% due 05/15/33	9,254,939	9,327,681
5.50% due 06/15/33	10,635,149	10,718,845
5.50% due 07/15/33	530,705	534,876
5.50% due 08/15/33	3,457,130	3,484,303
5.50% due 09/15/33	535,824	540,036
5.50% due 10/15/33	8,771,338	8,840,279
5.50% due 12/15/33	9,660,827	9,736,760
5.50% due 01/15/34	14,212,392	14,310,047
5.50% due 02/15/34	1,850,365	1,863,079
5.50% TBA due Jan.	130,000,000	130,771,941
6.00% due 11/15/23	7,061	7,250
6.00% due 01/15/24	9,116	9,356
6.00% due 07/15/28	6,352	6,514
6.00% due 11/15/28	435,583	446,730
6.00% due 12/15/28	432,960	444,040
6.00% due 01/15/29	937,819	961,587
6.00% due 02/15/29	1,009,542	1,035,128
6.00% due 03/15/29	714,295	732,399
6.00% due 04/15/29	1,950,129	1,999,615
6.00% due 05/15/29	134,489	137,897
6.00% due 06/15/29	695,486	713,139
6.00% due 07/15/29	312,469	320,388
6.00% due 08/15/29	31,705	32,509
6.00% due 10/15/29	108,699	111,454
6.00% due 04/15/31	24,578	25,191
6.00% due 07/15/31	42,610	43,673
6.00% due 10/15/31	103,783	106,371
6.00% due 11/15/31	1,885,945	1,932,972
6.00% due 12/15/31	841,985	862,981
6.00% due 01/15/32	872,267	894,201
6.00% due 02/15/32	77,110	79,049
6.00% due 03/15/32	590,381	605,227
6.00% due 07/15/32	152,052	155,876
6.00% due 08/15/32	2,268,260	2,324,944
6.00% due 09/15/32	1,618,571	1,659,272
6.00% due 10/15/32	259,568	266,095
6.00% due 11/15/32	9,973	10,224
6.00% due 12/15/32	222,729	228,330
6.00% due 01/15/33	2,006,178	2,056,494
6.00% due 02/15/33	2,787,329	2,857,237
6.00% due 03/15/33	1,822,225	1,867,928
6.00% due 04/15/33	2,029,104	2,079,995
6.00% due 05/15/33	2,072,430	2,124,407
6.00% due 06/15/33	1,534,090	1,572,566
6.00% due 08/15/33	2,490,443	2,552,912
6.00% due 10/15/33	727,900	746,156
6.00% due 11/15/33	2,657,334	2,723,983
6.00% due 12/15/33	4,232,240	4,338,387
6.00% due 01/15/34	2,578,404	2,640,512
6.00% due 02/15/34	15,224,720	15,591,444
6.00% due 03/15/34	576,651	590,541
6.00% due 04/15/34	5,701,403	5,838,735
6.00% due 05/15/34	414,462	424,445
6.00% due 06/15/34	846,569	866,961
6.00% due 07/15/34	5,310,011	5,437,915
6.00% due 08/15/34	7,557,982	7,743,102
6.00% due 09/15/34	392,947	402,541
6.00% due 10/15/34	1,191,177	1,219,869
6.00% due 11/15/34	2,268,401	2,323,041
6.00% due 12/15/34	127,425	130,495
6.00% due 01/15/35	103,672	106,166
6.00% due 02/15/35	1,597,026	1,635,455
6.00% due 04/15/35	85,293	87,345
6.00% due 05/15/35	138,384	141,714
6.00% due 06/15/35	586,195	600,300
6.50% due 03/15/28	34,770	36,412
6.50% due 08/15/28	63,049	66,018
6.50% due 12/15/28	1,748	1,830
6.50% due 01/15/29	6,322	6,615
6.50% due 02/15/29	2,335	2,443
6.50% due 03/15/29	150,735	157,734
6.50% due 04/15/29	2,389	2,500
6.50% due 05/15/29	18,140	18,990
6.50% due 06/15/29	55,653	58,237
6.50% due 07/15/29	6,964	7,287
6.50% due 10/15/29	10,101	10,570
6.50% due 08/15/31	411,546	430,148
6.50% due 09/15/31	34,125	35,667
6.50% due 10/15/31	455,487	476,075
6.50% due 11/15/31	290,635	303,771
6.50% due 12/15/31	303,740	317,468
6.50% due 02/15/32	315,781	329,967
6.50% due 05/15/32	2,100,748	2,195,121
6.50% due 06/15/32	146,423	153,001
7.00% due 03/15/23	139,890	147,300
7.00% due 09/20/29	7,563	7,893
7.00% due 10/20/29	14,984	15,637
7.00% due 11/20/29	5,273	5,503
7.00% due 03/20/30	7,547	7,873
7.00% due 06/20/30	15,237	15,896
7.00% due 08/20/30	42,052	43,869
7.00% due 09/20/30	36,246	37,812
7.00% due 10/20/30	48,778	50,885
7.00% due 01/20/24	958	1,002
7.00% due 03/20/24	975	1,020
7.00% due 07/20/25	6,141	6,422
7.00% due 09/15/25	139,480	146,820
7.00% due 01/20/29	62,099	64,803
7.00% due 02/20/29	11,464	11,963
7.00% due 06/20/29	21,062	21,980
7.00% due 07/20/29	75,857	79,161
8.00% due 11/15/26	264,270	283,234
8.00% due 12/15/29	33,093	35,438
8.00% due 01/15/30	979	1,049
8.00% due 04/15/30	50,455	54,017
8.00% due 05/15/30	8,297	8,883
8.00% due 08/15/30	54,904	58,780
8.50% due 03/15/17	33,199	35,888
8.50% due 05/15/21	86,653	94,272
8.50% due 12/15/22	131,714	143,454
8.50% due 01/15/23	122,736	133,800
8.50% due 09/15/24	52,758	57,417
9.00% due 07/15/16	87,493	94,708
9.00% due 10/15/16	16,629	18,001

		376,208,228

Small Business Administration-0.2%
6.30% due 06/01/18	790,089	817,526

Federal Farm Credit Bank-3.2%
2.50% due 03/15/06(2)	15,000,000	14,936,550

Total U.S. Government Agencies (cost $402,667,693)		401,944,933

Total Long-Term Investment Securities-89.3% (cost $413,715,682)		413,012,900

REPURCHASE AGREEMENTS-39.8%
State Street Repurchase Agreement (2)(3)	84,002,000	84,002,000
UBS Securities, LLC Joint Repurchase Agreement (2)(3)	100,000,000	100,000,000

Total Repurchase Agreements (cost $184,002,000)		184,002,000

TOTAL INVESTMENTS (cost $597,717,682)@	129.1%	597,014,900
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.1)	(134,632,751)

NET ASSETS	100.0%	$462,382,149

TBA-Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

@	See Note 4 for cost of investments on a tax basis.
(1)	Collateralized mortgage obligation.
(2)	The security or a portion thereof represents collateral for TBA securities.
(3)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (Unaudited)

Securities Description		Principal Amount/Shares/ Rights/Warrants**	Value (Note 1)
Asset- Backed Securities-2.2%
Banks-0.3%
Banc America Commercial Mtg., Inc. 2005-6 Com. Mtg. Pass-Thru Certificates, Class A
5.18% due 09/10/47(1)(15)		$205,000	$205,271
Banc America Commercial Mtg., Inc. 2005-6 Com. Mtg. Pass-Thru Certificates, Class D
5.18% due 09/10/47(1)(15)		205,000	203,879
Banc America Commercial Mtg., Inc. 2005-6 Com. Mtg. Pass-Thru Certificates, Class F
5.18% due 09/10/47(1)(15)		410,000	405,293

			814,443

Financial Services-1.9%
Bear Stearns Commercial Mtg. Securities, Inc 2005-PW10 Mtg. Pass-Thru Certificates, Class C
5.48% due 12/10/40(1)(15)		190,000	192,697
Bear Stearns Commercial Mtg. Securities, Inc. 2005-PW10 Mtg. Pass-Thru Certificates, Class F
5.48% due 12/10/40(1)(15)		381,000	382,951
Commercial Mtg. Asset Trust 2004-LB2A Com. Mtg. Pass-Thru Certificates, Class A
4.22% due 03/10/39(1)		2,040,000	1,965,677
Credit Suisse First Boston Mtg. 2005-TF3 Mtg. Pass-Thru Certificates, Class A
4.65% due 11/15/20*(3)(4)		1,025,000	1,024,997
Mid-State Trust Asset Backed Notes, Series 6, Class A1
7.34% due 07/01/35		704,897	736,875
Morgan Stanley Capital I Class D 2005-HQ7 Com. Mtg. Backed Sec.
5.21% due 01/14/42(1)(15)		165,000	163,787
Morgan Stanley Capital I Class G 2005-HQ7 Com. Mtg. Backed Sec.
5.21% due 01/14/42*(1)(4)(15)		250,000	245,557

			4,712,541

Total Asset- Backed Securities (cost $5,752,950)			5,526,984

BONDS & NOTES-31.1%
Aerospace & Military Technology-0.1%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B
12.00% due 09/30/08		175,000	73,500
Raytheon Co. Notes
6.75% due 08/15/07		113,000	115,765

			189,265

Automotive-0.7%
BREED Technologies, Inc. Guaranteed Sr. Sub. Notes
9.25% due 04/15/08†(4)(5)(7)		500,000	0
Cooper-Standard Automotive, Inc. Sr. Sub. Notes
8.38% due 12/15/14		155,000	117,800
DaimlerChrysler North America Holding Corp. Sr. Notes
4.88% due 06/15/10		38,000	37,103
Dana Corp. Sr. Notes
5.85% due 01/15/15		450,000	319,500
Dura Operating Corp. Sr. Notes
8.63% due 04/15/12		179,000	147,675
Exide Corp. Term Loan
10.00% due 03/15/25†(4)(7)		225,000	0
Ford Motor Co. Bonds
6.38% due 02/01/29		44,000	27,720
Ford Motor Co. Notes
7.45% due 07/16/31		1,200,000	816,000
Nationsrent, Inc. Sr. Notes
9.50% due 05/01/15		275,000	288,750
Navistar International Corp. Guaranteed Notes
6.25% due 03/01/12		29,000	25,955
Stanadyne Corp. Sr. Sub. Notes
10.00% due 08/15/14		50,000	48,000

			1,828,503

Banks-0.8%
AAC Group Holding Corp. Sr. Notes
10.25% due 10/01/12(6)		125,000	90,312
Bank of America Corp. Sub. Notes
7.80% due 09/15/16		60,000	71,974
Charter One Bank FSB Sub. Notes
6.38% due 05/15/12		318,000	341,845
Colonial Bank NA Sub. Notes
6.38% due 12/01/15		75,000	77,120
Countrywide Home Loans, Inc. Guaranteed Notes
5.50% due 02/01/07		150,000	150,729
HSBC Bank USA NA Sub. Notes
4.63% due 04/01/14		100,000	96,015
HSBC Bank USA NA Sub. Notes
5.63% due 08/15/35		60,000	58,685
HSBC Finance Capital Trust IX Notes
5.91% due 11/30/35		100,000	100,851
JPMorgan Chase Bank NA Sub. Notes
6.13% due 11/01/08		63,000	64,778
PNC Bank NA Notes
4.88% due 09/21/17		130,000	124,558
PNC Funding Corp. Guaranteed Notes
5.13% due 12/14/10		150,000	150,482
PNC Funding Corp. Guaranteed Sr. Notes
5.75% due 08/01/06		85,000	85,413
Popular North America, Inc. Notes
4.25% due 04/01/08		108,000	105,927
Sovereign Bancorp, Inc. Sr. Notes
4.80% due 09/01/10*		186,000	182,292
State Street Bank & Trust Co. Sub. Notes
5.30% due 01/15/16		45,000	45,508
US Bank NA Notes
3.90% due 08/15/08		85,000	83,115
Wachovia Bank NA Sub. Notes
4.80% due 11/01/14		75,000	72,790
Wells Fargo & Co. Notes
4.59% due 09/15/09(3)		36,000	36,044
World Savings Bank FSB Notes
4.13% due 12/15/09		166,000	161,596

			2,100,034

Broadcasting & Media-3.0%
Adelphia Communications Corp. Sr. Notes
10.25% due 06/15/11†(5)		50,000	30,000
CCO Holdings, LLC Sr. Notes
8.75% due 11/15/13*		325,000	309,562
Chancellor Media CCU Sr. Notes
8.00% due 11/01/08		148,000	157,346
Charter Communications Holdings, LLC Sr. Notes
11.13% due 01/15/11		1,500,000	825,000
Charter Communications Holdings, LLC Sr. Notes
9.63% due 11/15/09		1,200,000	888,000
Charter Communications Holdings, LLC Sr. Notes
9.92% due 04/01/11(6)		200,000	106,000
Charter Communications Holdings, LLC Sr. Notes
10.25% due 01/15/10		25,000	17,812
Charter Communications Holdings, LLC Sr. Notes
10.75% due 10/01/09		450,000	335,250
Clear Channel Communications, Inc. Sr. Debentures
6.88% due 06/15/18		130,000	130,955
Comcast Corp. Notes
6.50% due 11/15/35		80,000	81,525
COX Communications, Inc. Debentures
7.63% due 06/15/25		163,000	182,875
COX Communications, Inc. Notes
7.75% due 11/01/10		40,000	43,323
Fisher Communications, Inc. Sr. Notes
8.63% due 09/15/14		300,000	315,750
Haights Cross Operating Co. Sr. Notes
11.75% due 08/15/11		150,000	158,813
Historic TW, Inc. Guaranteed Sr. Notes
6.63% due 05/15/29		80,000	79,888
Insight Communications Co., Inc. Sr. Sub. Notes
12.25% due 02/15/11(6)		100,000	104,500
Network Communications, Inc. Sr. Notes
10.75% due 12/01/13*		75,000	75,000
News America, Inc. Sr. Notes
6.40% due 12/15/35*		90,000	90,714
News America, Inc. Guaranteed Sr. Debs.
7.30% due 04/30/28		65,000	71,316
Nexstar Finance, Inc. Sr. Sub. Notes
7.00% due 01/15/14		450,000	412,312
Paxson Communications Corp. 2nd Priority Sr. Sec. Notes
10.78% due 01/15/13*(3)		900,000	865,125
Paxson Communications Corp. Guaranteed Sr. Sub. Notes
12.25% due 01/15/09(6)		950,000	1,005,812
Telex Communications, Inc. Sr. Sec. Notes
11.50% due 10/15/08		50,000	53,250
Time Warner Entertainment Co. LP Sr. Debentures
8.38% due 03/15/23		198,000	228,950
Viacom, Inc. Sr. Notes
6.63% due 05/15/11		72,000	74,988
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
8.75% due 01/15/14		125,000	110,156
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11		875,000	819,219

			7,573,441

Building Materials-0.1%
Dayton Superior Corp. Sr. Sec. Notes
10.75% due 09/15/08		200,000	193,000

Business Services-1.2%
Affinity Group, Inc. Sr. Sub. Notes
9.00% due 02/15/12		364,000	363,545
Alderwoods Group, Inc. Sr. Notes
7.75% due 09/15/12		50,000	51,750
Allied Waste North America, Inc. Sr. Notes
8.50% due 12/01/08		450,000	472,500
Associated Materials, Inc. Sr. Sub. Notes
9.75% due 04/15/12		175,000	168,875
Constar International, Inc. Sr. Notes
7.72% due 02/15/12(3)		75,000	72,000
Corrections Corp. America Sr. Notes
6.25% due 03/15/13		200,000	198,000
FTI Consulting, Inc. Sr. Notes
7.63% due 06/15/13*		75,000	77,250
Mobile Mini, Inc. Sr. Notes
9.50% due 07/01/13		150,000	164,813
Monitronics International, Inc. Sr. Sub. Notes
11.75% due 09/01/10		275,000	271,562
PHH Corp. Notes
6.00% due 03/01/08		67,000	67,983
Service Corp. International Notes
6.50% due 03/15/08		325,000	328,250
Service Corp. International Sr. Notes
6.75% due 04/01/16		75,000	73,125
Service Corp. International Sr. Notes
7.25% due 06/15/17*		400,000	397,000
Stewart Enterprises, Inc. Sr. Notes
7.25% due 02/15/13*		325,000	312,000

			3,018,653

Chemicals-0.5%
BCI US Finance Corp. Sr. Sec. Notes
9.78% due 07/15/10*(3)		100,000	101,250
Cytec Industries, Inc. Notes
6.00% due 10/01/15		115,000	109,532
Equistar Chemicals LP Notes
8.75% due 02/15/09		75,000	78,938
Equistar Chemicals LP Sr. Notes
10.63% due 05/01/11		275,000	302,500
ICI North America Debentures
8.88% due 11/15/06		111,000	114,346
Lubrizol Corp. Sr. Notes
4.63% due 10/01/09		65,000	63,708
Lyondell Chemical Co. Guaranteed Sr. Sec. Notes
9.50% due 12/15/08		29,000	30,414
Phosphate Resource Partners LP Sr. Notes
7.00% due 02/15/08		125,000	127,500
Rockwood Specialties, Inc. Sr. Sub. Notes 7.50% due 11/15/14		325,000	323,781
Rockwood Specialties, Inc. Sr. Sub. Notes 10.63% due 05/15/11		55,000	60,294

			1,312,263

Communication Equipment-0.2%
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10		400,000	404,000
Rural Cellular Corp. Sr. Sub. Notes 10.04% due 11/01/12*(3)		200,000	201,500

			605,500

Computer Software-0.2%
Solar Capital Corp. Sr. Notes 9.13% due 08/15/13*		175,000	181,125
SS&C Technologies, Inc. Sr. Sub. Notes 11.75% due 12/01/13*		150,000	153,750
Unisys Corp. Sr. Notes 8.00% due 10/15/12		225,000	208,125

			543,000

Computers & Business Equipment-0.1%
Activant Solutions, Inc. Sr. Notes 10.53% due 04/01/10*(3)		100,000	103,125
Computer Sciences Corp. Notes 3.50% due 04/15/08		65,000	62,350

			165,475

Conglomerate-0.2%
Carriage Services, Inc. Sr. Notes 7.88% due 01/15/15		287,000	292,022
DI Finance Subordinated, LLC Sr. Sub. Notes 9.50% due 02/15/13		225,000	234,000
Park-Ohio Industries, Inc. Sr. Sub. Notes 8.38% due 11/15/14		75,000	65,625

			591,647

Education-0.1%
Tulane University of Louisiana Bonds 5.17% due 11/15/12(3)(4)		185,000	185,555

Electrical Equipment-0.0%
Avnet, Inc. Notes 6.00% due 09/01/15		65,000	63,232

Electronics-0.2%
Advanced Micro Devices, Inc. Sr. Notes 7.75% due 11/01/12		375,000	378,750
Sanmina-Sci Corp. Sr. Sub. Notes 6.75% due 03/01/13		75,000	71,344

			450,094

Energy Services-0.3%
Hanover Compressor Co. Sub. Notes zero coupon due 03/31/07		25,000	22,438
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11		185,730	193,078
Pride International, Inc. Sr. Notes 7.38% due 07/15/14		50,000	53,625
Seitel, Inc. Sr. Notes 11.75% due 07/15/11		375,000	417,187

			686,328

Energy Sources-2.8%
Belden & Blake Corp. Sec. Notes
8.75% due 07/15/12		75,000	76,500
Calpine Corp. Sec. Notes
8.75% due 07/15/13*†(5)(8)		3,198,000	2,622,360
Chaparral Energy, Inc. Sr. Notes
8.50% due 12/01/15*		475,000	491,625
Chesapeake Energy Corp. Sr. Notes
6.25% due 01/15/18		350,000	343,000
Chesapeake Energy Corp. Sr. Notes
6.63% due 01/15/16		675,000	683,437
Chesapeake Energy Corp. Sr. Notes		125,000	126,563
6.88% due 11/15/20*
Colorado Interstate Gas Co. Debentures
6.85% due 06/15/37		150,000	152,950
ConocoPhillips Sr. Notes
7.00% due 03/30/29		125,000	150,158
Costilla Energy, Inc. Sr. Notes
10.25% due 10/01/06†(4)(5)(7)		500,000	0
Encore Acquisition Co. Sr. Sub. Notes
6.00% due 07/15/15		75,000	69,000
Encore Acquisition Co. Sr. Sub. Notes
6.25% due 04/15/14		50,000	47,500
Enterprise Products Operating LP Guaranteed Notes
6.88% due 03/01/33		90,000	95,341
EXCO Resources, Inc. Guaranteed Notes
7.25% due 01/15/11		125,000	126,875
Grant Prideco, Inc. Sr. Notes
6.13% due 08/15/15*		50,000	49,875
Hilcorp Energy I LP Sr. Notes
7.75% due 11/01/15*		275,000	279,812
Hilcorp Finance Co. Sr. Notes
10.50% due 09/01/10*		170,000	188,275
Mission Energy Holding Co. Sr. Sec. Notes
13.50% due 07/15/08		1,075,000	1,247,000
Newfield Exploration Co. Sr. Sub. Notes
6.63% due 09/01/14		150,000	152,625
Roseton Danskammer Guaranteed Pass-Thru Certificates, Series B
7.67% due 11/08/16		150,000	150,375

			7,053,271

Entertainment Products-0.0%
K2, Inc. Sr. Notes
7.38% due 07/01/14		100,000	99,500

Financial Services-5.5%
Affinity Group, Inc. Sr. Sub. Notes
10.00% due 02/15/15*		125,000	133,438
AMBAC Financial Group, Inc. Debentures
5.95% due 12/05/35		170,000	174,081
Ameriprise Financial, Inc. Sr. Notes
5.35% due 11/15/10		93,000	93,637
Ameriprise Financial, Inc. Sr. Notes
5.65% due 11/15/15		150,000	152,429
BAE Systems Holdings, Inc. Guaranteed Notes
4.75% due 08/15/10*		245,000	240,613
BAE Systems Holdings, Inc. Guaranteed Notes
5.20% due 08/15/15*		67,000	65,656
BAE Systems Holdings, Inc. Guaranteed Notes
6.40% due 12/15/11*		237,000	251,245
Borden United States Finance Corp. Sr. Sec. Notes 9.00% due 07/15/14*		225,000	222,750
Capital One Bank Sr. Notes 5.13% due 02/15/14		100,000	98,407
Citigroup Global Markets Holdings, Inc. Sr. Notes 5.88% due 03/15/06		85,000	85,210
Consolidated Communications Holdings, Inc. Sr. Notes 9.75% due 04/01/12		347,000	369,555
Countrywide Home Loans, Inc. Guaranteed Notes 5.50% due 08/01/06		101,000	101,412
ESI Tractebel Acquisition Corp. Guaranteed Bonds 7.99% due 12/30/11		218,000	228,801
Ford Motor Credit Co. Notes 5.70% due 01/15/10		58,000	49,304
Ford Motor Credit Co. Sr. Notes 5.80% due 01/12/09		117,000	102,064
Ford Motor Credit Co. Notes 6.38% due 11/05/08		123,000	110,291
Ford Motor Credit Co. Notes 7.00% due 10/01/13		250,000	213,614
Ford Motor Credit Co. Notes 8.63% due 11/01/10		75,000	68,399
General Electric Capital Corp. Notes 1.09% due 03/21/12	JPY	105,000,000	874,617
General Electric Capital Corp. Notes 5.38% due 03/15/07		67,000	67,421
General Electric Capital Corp. Bonds 6.75% due 03/15/32		201,000	235,944
General Motors Acceptance Corp. Notes 6.61% due 12/01/14(3)		925,000	832,593
General Motors Acceptance Corp. Notes 6.75% due 12/01/14		225,000	202,415
General Motors Acceptance Corp. Sr. Notes 7.00% due 02/01/12		145,000	131,504
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31		4,125,000	3,951,259
H & E Equipment Services, LLC Guaranteed Sr. Sec. Notes 11.13% due 06/15/12		250,000	276,250
HSBC Finance Corp. Notes 7.00% due 05/15/12		140,000	153,142
ING USA Global Funding Trust Notes 4.50% due 10/01/10		120,000	117,636
JPMorgan Chase & Co. Global Sub. Notes 5.15% due 10/01/15		13,000	12,816
Lehman Brothers Holdings, Inc. Notes 4.50% due 07/26/10		120,000	117,484
MBNA America Bank NA Sub. Notes 7.13% due 11/15/12		65,000	72,664
MBNA Corp. Notes 4.63% due 09/15/08		190,000	188,621
MedCath Holdings Corp. Sr. Notes 9.88% due 07/15/12		175,000	184,625
Morgan Stanley Notes 5.38% due 10/15/15		130,000	130,126
Muzak, LLC/ Muzak Finance Corp. Guaranteed Sr. Sub. Notes 9.88% due 03/15/09		75,000	41,344
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.88% due 02/15/08		85,000	83,169
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes 11.38% due 04/01/13(6)		750,000	565,313
NGC Corp. Capital Trust, Series B Guaranteed Sub. Notes, Series B
8.32% due 06/01/27		1,725,000	1,526,625
PCA, LLC Sr. Notes
11.88% due 08/01/09		325,000	77,594
Pricoa Global Funding I Notes
3.90% due 12/15/08*		100,000	97,171
Pricoa Global Funding I Notes
4.63% due 06/25/12*		50,000	48,705
Principal Life Global Funding Sec. Notes
5.13% due 06/28/07*		85,000	85,009
PX Escrow Corp. Sr. Sub. Notes
9.63% due 02/01/06(6)		125,000	118,750
Residential Capital Corp. Notes
6.38% due 06/30/10		234,000	237,771
Residential Capital Corp. Notes
6.88% due 06/30/15		139,000	147,699
Sprint Capital Corp. Sr. Notes
6.88% due 11/15/28		48,000	52,449
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
11.50% due 06/01/10		162,000	180,630
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
12.88% due 10/15/08		75,000	87,375
The Bear Stearns Cos., Inc. Global Notes
5.30% due 10/30/15		75,000	74,833
Transamerica Finance Corp. Sr. Notes
6.40% due 09/15/08		36,000	37,307
Xlliac Global Funding Notes
4.80% due 08/10/10*		100,000	98,739

			13,870,506

Food, Beverage & Tobacco-0.8%
Alliance One International, Inc. Sr. Sub. Notes
12.75% due 11/15/12*		200,000	163,000
Coca-Cola Enterprises, Inc. Debentures
8.50% due 02/01/22		78,000	102,553
ConAgra Foods, Inc. Notes
6.00% due 09/15/06		107,000	107,741
Doane Pet Care Co. Sr. Sub. Notes
10.63% due 11/15/15*		150,000	156,375
Foster’s Finance Corp. Notes
6.88% due 06/15/11*		65,000	70,021
Le Natures, Inc. Sr. Sub. Notes
10.00% due 06/15/13*		275,000	288,750
North Atlantic Holding Co., Inc. Sr. Notes
12.25% due 03/01/14(6)		250,000	60,000
North Atlantic Trading Co., Inc. Sr. Notes
9.25% due 03/01/12		150,000	99,000
Smithfield Foods, Inc. Sr. Notes, Series B
7.75% due 05/15/13		250,000	264,375
Stater Brothers Holdings, Inc. Sr. Notes
8.13% due 06/15/12		75,000	74,250
Wornick Co. Sr. Notes
10.88% due 07/15/11		525,000	538,125

			1,924,190

Forest Products-0.8%
Boise Cascade, LLC Sr. Notes
7.48% due 10/15/12(3)		325,000	316,875
Caraustar Industries, Inc. Notes
7.38% due 06/01/09		425,000	408,000
Caraustar Industries, Inc. Guaranteed Sr. Sub. Notes
9.88% due 04/01/11		50,000	51,000
Crown Cork & Seal Co., Inc. Debentures
7.38% due 12/15/26		75,000	68,625
Crown Cork & Seal Co., Inc. Debentures
8.00% due 04/15/23		350,000	336,000
FiberMark, Inc. Sr. Notes
10.75% due 04/15/11†(4)(5)(7)(16)		125,000	78,750
Pliant Corp. Sr. Sec. Notes
11.13% due 09/01/09†(5)(8)		545,000	485,050
Pliant Corp. Sr. Sub. Notes
13.00% due 06/01/10†(5)(8)		250,000	48,750
Speciality Paperboard, Inc. Sr. Notes
9.38% due 10/15/06†(4)(5)(7)(16)		550,000	346,500

			2,139,550

Health Services-0.9%
Concentra Operating Corp. Sr. Sub. Notes
9.13% due 06/01/12		180,000	185,400
Concentra Operating Corp. Sr. Sub. Notes
9.50% due 08/15/10		30,000	31,050
Genesis Healthcare Corp. Sr. Sub. Notes
8.00% due 10/15/13		75,000	78,937
HCA, Inc. Notes
6.38% due 01/15/15		900,000	909,750
HCA, Inc. Notes
6.75% due 07/15/13		600,000	618,652
Psychiatric Solutions, Inc. Sr. Sub. Notes
7.75% due 07/15/15		67,000	69,178
Tenet Healthcare Corp. Notes
7.38% due 02/01/13		125,000	115,312
Tenet Healthcare Corp. Sr. Notes
9.25% due 02/01/15*		100,000	99,250
Triad Hospitals, Inc. Sr. Sub. Notes
7.00% due 11/15/13		75,000	75,188
US Oncology, Inc. Sr. Sub. Notes
10.75% due 08/15/14		125,000	138,750

			2,321,467

Household & Personal Products-0.3%
Procter & Gamble Co. Bonds
2.00% due 06/21/10	JPY	79,000,000	702,389

Insurance-0.4%
Americo Life, Inc. Notes
7.88% due 05/01/13*		38,000	39,319
Assurant, Inc. Sr. Notes
6.75% due 02/15/34		85,000	92,377
Crum & Forster Holdings Corp. Sr. Notes
10.38% due 06/15/13		125,000	131,875
Metropolitan Life Global Funding I Notes
4.25% due 07/30/09*		132,000	129,464
Metropolitan Life Global Funding I Sr. Notes
4.63% due 08/19/10*		60,000	59,019
MIC Financing Trust I Pass-Thru Certificates
8.38% due 02/01/27*		123,000	126,025
Ohio Casualty Corp. Notes
7.30% due 06/15/14		100,000	107,482
Selective Insurance Group, Inc. Sr. Notes
6.70% due 11/01/35*		70,000	71,360
The Allstate Corp. Sr. Notes
5.55% due 05/09/35		80,000	78,397
The Chubb Corp. Notes
6.00% due 11/15/11		84,000	87,507

			922,825

Internet Content-0.1%
Spheris, Inc. Sr. Sub. Notes
11.00% due 12/15/12*		150,000	133,500

Leisure & Tourism-3.5%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2
6.82% due 05/23/11		725,000	692,549
Atlas Air, Inc. Pass-Thru Certificates,Series 1999-1, Class A-2
6.88% due 07/02/09		251,385	244,258
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1
7.20% due 01/02/19		1,335,605	1,322,392
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B
7.63% due 01/02/15†		751,504	619,376
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1
8.71% due 01/02/19		303,307	309,240
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C
8.77% due 01/02/11†		62,428	39,184
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1, Class B
9.06% due 01/02/14		552,091	490,676
Brunswick Corp. Notes
5.00% due 06/01/11		103,000	101,294
Chukchansi Economic Development Authority Sr. Notes
8.00% due 11/15/13*		150,000	153,937
Chukchansi Economic Development Authority Sr. Notes
8.06% due 11/15/12*(3)		150,000	153,000
Circus & Eldorado Silver Legacy Capital Corp. Mtg. Notes
10.13% due 03/01/12		575,000	608,062
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999 1, Class A
6.55% due 02/02/19		699,601	698,540
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C
6.95% due 08/02/09		127,510	114,190
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1
7.73% due 03/15/11		158,815	132,464
Continental Airlines, Inc. Pass-Thru Certificates, Series 2000-2, Class B
8.31% due 04/02/18		66,447	58,579
Delta Airlines, Inc. Notes
8.30% due 12/15/29†(5)(8)		500,000	112,500
Delta Airlines, Inc. Sr. Notes
9.50% due 11/18/08*†(5)(8)		175,000	154,000
Delta Airlines, Inc. Sr. Notes
10.00% due 08/15/08†(5)(8)		975,000	214,500
Eldorado Casino Shreveport Joint 1st Mtg. Notes
10.00% due 08/01/12		303,051	230,319
Eldorado Resorts, LLC Sr. Notes
9.00% due 04/15/14(4)(7)		425,000	425,000
Gaylord Entertainment Co. Sr. Notes
6.75% due 11/15/14		250,000	245,000
Hilton Hotels Corp. Sr. Notes
7.20% due 12/15/09		68,000	71,402
MGM Mirage, Inc. Sr. Notes
5.88% due 02/27/14		425,000	405,875
Riviera Holdings Corp. Guaranteed Sr. Notes
11.00% due 06/15/10#		135,000	145,294
Starwood Hotels & Resorts Worldwide Sr. Notes
7.88% due 05/01/12		250,000	275,625
True Temper Sports, Inc. Sr. Sub. Notes
8.38% due 09/15/11		300,000	270,000
Waterford Gaming, LLC Sr. Notes
8.63% due 09/15/12*		191,000	203,415
Worldspan LP & WS Financing Corp. Guaranteed Notes
10.59% due 02/15/11(3)		450,000	391,500

			8,882,171

Machinery-0.2%
Case New Holland, Inc. Sr. Notes
6.00% due 06/01/09		325,000	315,250
Dresser Rand Group, Inc. Sr. Sub. Notes
7.38% due 11/01/14*		188,000	193,640
Magnachip Semiconductor SA 2nd Priority Sr. Sec. Notes
6.88% due 12/15/11		50,000	49,125
Magnachip Semiconductor SA Sr. Sub. Notes
8.00% due 12/15/14		50,000	47,750
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes
11.00% due 06/01/07†(5)(8)		100,000	500

			606,265

Medical Products-0.5%
AmerisourceBergen Corp. Sr. Notes
5.88% due 09/15/15*		275,000	277,406
Boston Scientific Corp. Bonds
6.25% due 11/15/35		83,000	87,290
CDRV Investors, Inc. Sr. Notes
9.63% due 01/01/15(6)		325,000	199,063
Encore Med IHC, Inc. Sr. Sub. Notes
9.75% due 10/01/12		75,000	73,125
Inverness Medical Innovations, Inc. Sr. Sub. Notes
8.75% due 02/15/12		425,000	431,375
Mylan Labs, Inc. Sr. Notes
5.75% due 08/15/10*		25,000	25,031
Mylan Labs, Inc. Sr. Notes
6.38% due 08/15/15*		75,000	75,094
Universal Hospital Services, Inc. Sr. Notes
10.13% due 11/01/11		175,000	181,125

			1,349,509

Metals & Mining-0.5%
AK Steel Corp. Guaranteed Bonds
7.88% due 02/15/09		50,000	47,500
Allegheny Technologies, Inc. Notes
8.38% due 12/15/11		75,000	81,375
Associated Materials, Inc. Sr. Disc. Notes
11.25% due 03/01/14(6)		500,000	245,000
Barrick Gold Finance Co. Guaranteed Notes
5.80% due 11/15/34		70,000	68,096
Chaparral Steel Co. Sr. Notes
10.00% due 07/15/13		75,000	80,813
Metals USA, Inc. Sr. Notes
11.13% due 12/01/15*		150,000	153,750
Newmont Mining Corp. Notes
8.63% due 05/15/11		60,000	69,175
Owens Brockway Glass Container Sr. Notes
8.25% due 05/15/13		175,000	180,687
Phelps Dodge Corp. Sr. Notes
6.13% due 03/15/34		149,000	146,529
Renco Metals, Inc. Guaranteed Sr. Notes
11.50% due 07/01/03†(4)(5)(7)(17)		500,000	0
Ryerson Tull, Inc. Sr. Notes
8.25% due 12/15/11		100,000	97,250

			1,170,175

Pharmaceuticals-0.2%
Curative Health Services, Inc. Sr. Notes
10.75% due 05/01/11†(5)		125,000	78,750
Genentech, Inc. Sr. Notes
5.25% due 07/15/35		287,000	276,578
Merck & Co., Inc. Notes
2.50% due 03/30/07		40,000	38,773
Wyeth Notes
6.00% due 02/15/36*		80,000	82,383
Wyeth Notes
6.95% due 03/15/11		58,000	62,568

			539,052

Real Estate Investment Trusts-0.4%
Commercial Net Lease Realty, Inc. Notes
6.15% due 12/15/15		55,000	55,820
National Health Investors, Inc. Notes
7.30% due 07/16/07		100,000	101,577
Omega Healthcare Investors, Inc. Sr. Notes
7.00% due 04/01/14		25,000	25,093
Senior Housing Properties Trust Sr. Notes
8.63% due 01/15/12		527,000	577,065
Trustreet Properties, Inc. Sr. Notes
7.50% due 04/01/15		325,000	325,000

			1,084,555

Restaurants-0.2%
Denny’s Holdings, Inc. Sr. Notes
10.00% due 10/01/12		150,000	152,250
Sbarro, Inc. Sr. Notes
11.00% due 09/15/09		194,000	193,030
The Restaurant Co. Sr. Notes
10.00% due 10/01/13*		50,000	46,250

			391,530

Retail Stores-0.6%
Acco Brands Corp. Sr. Sub. Notes
7.63% due 08/15/15		75,000	70,687
Collins & Aikman Floor Cover Guaranteed Sr. Notes
9.75% due 02/15/10		148,000	130,240
Neiman Marcus Group, Inc. Sr. Sub. Notes
10.38% due 10/15/15*		200,000	203,250
Prestige Brands, Inc. Sr. Sub. Notes, Series B
9.25% due 04/15/12		100,000	98,500
Rent-Way, Inc. Sr. Notes
11.88% due 06/15/10		283,000	301,041
Rite Aid Corp. Guaranteed Sr. Notes
8.13% due 05/01/10		200,000	203,500
Saks, Inc. Guaranteed Notes
9.88% due 10/01/11		375,000	408,750
Visant Holding Corp. Sr. Disc. Notes
10.25% due 12/01/13(6)		273,000	202,020

			1,617,988

Telecommunications-2.3%
Alltel Corp. Notes
4.66% due 05/17/07		53,000	52,760
American Cellular Corp. Sr. Notes
10.00% due 08/01/11		450,000	488,250
Cincinnati Bell, Inc. Sr. Notes
7.00% due 02/15/15		150,000	147,000
Cincinnati Bell, Inc. Sr. Notes
7.25% due 06/15/23		25,000	23,750
GTE Northwest, Inc. Debentures Series D
5.55% due 10/15/08		55,000	54,706
ICO North America, Inc. Sr. Notes
7.50% due 08/15/09(4)(7)		200,000	278,000
Insight Midwest LP Sr. Notes
9.75% due 10/01/09		100,000	103,000
LCI International, Inc. Sr. Notes
7.25% due 06/15/07		2,000,000	2,010,000
New Cingular Wireless Services, Inc. Sr. Notes
7.88% due 03/01/11		371,000	416,283
New England Telephone & Telegraph Co. Debentures
7.88% due 11/15/29		70,000	77,957
New York Telephone Co. Debentures
7.00% due 06/15/13		111,000	116,928
Qwest Corp. Debentures
7.13% due 11/15/43		125,000	115,312
Qwest Corp. Debentures
7.25% due 10/15/35		100,000	96,750
Triton PCS, Inc. Sr. Notes
8.50% due 06/01/13		400,000	372,000
Triton PCS, Inc. Sr. Sub. Notes
8.75% due 11/15/11		200,000	145,500
US West Communications, Inc. Debentures
7.25% due 09/15/25		50,000	49,750
US West Communications, Inc. Debentures
7.50% due 06/15/23		25,000	24,844
Valor Telecommunications Enterprises LLC Sr. Notes
7.75% due 02/15/15		925,000	966,625
Verizon New York, Inc. Debentures, Series A
6.88% due 04/01/12		22,000	22,933
Verizon New York, Inc. Sr. Debentures, Series B
7.38% due 04/01/32		202,000	212,365

			5,774,713

Transportation-0.2%
Burlington Northern Santa Fe Corp. Debentures
7.29% due 06/01/36		44,000	54,024
Burlington Northern Santa Fe Corp. Debentures
8.13% due 04/15/20		102,000	128,233
Norfolk Southern Corp. Notes
5.59% due 05/17/25		168,000	167,838
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B
9.38% due 05/01/09		50,000	52,688
Ryder Systems, Inc. Notes
5.00% due 06/15/12		131,000	124,705

			527,488

Utilities-3.2%
AES Corp. Sr. Sub. Debentures
8.88% due 11/01/27		300,000	325,875
Atlas Pipeline Partners LP Sr. Notes
8.13% due 12/15/15*		175,000	176,531
Carolina Power & Light Co. 1st Mtg. Bonds
5.25% due 12/15/15		140,000	139,824
CenterPoint Energy Resources Corp. Notes
7.75% due 02/15/11		120,000	132,682
CenterPoint Energy, Inc. Sec. Bonds, Series L2
5.60% due 07/01/23		119,000	117,744
Centerpoint Energy, Inc. Sr. Notes
5.88% due 06/01/08		150,000	152,027
Cincinnati Bell Telephone Co. Guaranteed Notes
7.18% due 12/15/23		50,000	50,250
Cincinnati Bell Telephone Co. Guaranteed Notes
7.20% due 11/29/23		225,000	220,500
Cleco Power LLC Sr. Notes
6.50% due 12/01/35		160,000	161,061
Consolidated Edison, Inc. Debentures Series 2003A
3.63% due 08/01/08		120,000	116,293
Consolidated Natural Gas Co. Sr. Notes
5.38% due 11/01/06		40,000	40,113
El Paso Natural Gas Co. Sr. Notes
7.63% due 08/01/10		250,000	262,895
El Paso Natural Gas Co. Debentures
8.63% due 01/15/22		325,000	368,742
El Paso Production Holding Co. Guaranteed Sr. Notes
7.75% due 06/01/13		975,000	1,011,563
Entergy Louisiana, Inc. 1st Mtg. Bonds
5.83% due 11/01/10		195,000	195,599
Ferrellgas LP Sr. Notes
6.75% due 05/01/14		350,000	330,750
KeySpan Corp. Sr. Notes
4.90% due 05/16/08		239,000	238,905
Kinder Morgan Finance Co., ULC Guaranteed Notes
6.40% due 01/05/36*		85,000	87,115
Mirant Corp. Sr. Notes
7.90% due 07/15/09*†(5)(8)		1,125,000	1,417,500
Pacific Energy Partners LP Sr. Notes
6.25% due 09/15/15*		75,000	73,875
Pacific Energy Partners LP Sr. Notes
7.13% due 06/15/14		175,000	180,250
Pepco Holdings, Inc. Notes
5.50% due 08/15/07		111,000	111,672
PSEG Power LLC Sr. Notes
5.50% due 12/01/15		70,000	69,490
PSEG Power LLC Sr. Notes
7.75% due 04/15/11		50,000	55,359
PSI Energy, Inc. Debentures
6.12% due 10/15/35		75,000	76,697
PSI Energy, Inc. Debentures
7.85% due 10/15/07		179,000	187,213
Puget Sound Energy, Inc. Sr. Notes
5.20% due 10/01/15		197,000	194,777
Reliant Energy, Inc. Sr. Sec. Notes
6.75% due 12/15/14		50,000	43,625
Reliant Energy, Inc. Notes
9.50% due 07/15/13		50,000	50,125
Sempra Energy Sr. Notes
4.62% due 05/17/07		53,000	52,624
Southern California Gas Co. 1st Mtg. Bonds
5.75% due 11/15/35		160,000	163,543
Tennessee Gas Pipeline Co. Debentures
7.00% due 10/15/28		400,000	394,302
Transcontinental Gas Pipe Line Corp. Sr. Notes
8.88% due 07/15/12		25,000	28,625
VeraSun Energy Corp. Sr. Notes
9.88% due 12/15/12*		175,000	177,625
Williams Cos, Inc. Notes
7.88% due 09/01/21		700,000	757,750

			8,163,521

Total Bonds & Notes (cost $79,845,124)			78,780,155

CONVERTIBLE BONDS-0.3%
Broadcasting & Media-0.1%
Citadel Broadcasting Corp. Sub. Notes
1.88% due 02/15/11		250,000	194,063

Health Services-0.0%
Genesis Healthcare Corp. Sr. Sub Debentures
2.50% due 03/15/25*		75,000	68,156

Utilities-0.2%
Calpine Corp. Sr. Notes
4.75% due 11/15/23†(5)(8)		1,475,000	383,500

Total Convertible Bonds (cost $1,315,179)			645,719

FOREIGN BONDS & NOTES-34.6%
Banks-0.2%
HBOS Capital Funding LP Notes
6.85% due 03/29/49		175,000	177,853
HBOS Treasury Services, PLC Notes
3.50% due 11/30/07*		88,000	85,878
NIB Capital Bank NV Bonds
5.82% due 12/11/13*(19)		110,000	108,784
UOB Cayman, Ltd. Guaranteed Notes
5.80% due 03/15/16*(19)		150,000	151,710

			524,225

Broadcasting & Media-0.3%
Interamericana De Entretenimiento Corp. S.A. Sr. Notes
8.88% due 06/14/15*		100,000	97,750
Grupo Televisa SA Sr. Notes
6.63% due 03/18/25		181,000	184,437
Telenet Group Holding NV Sr. Notes
11.50% due 06/15/14*(6)		556,000	455,920

			738,107

Chemicals-0.4%
Nova Chemicals Corp. Sr. Notes
6.50% due 01/15/12		150,000	145,312
Rhodia SA Sr. Sub. Notes
8.88% due 06/01/11		925,000	948,125

			1,093,437

Conglomerate-0.1%
Tyco International Group SA Sr. Notes
6.75% due 02/15/11		251,000	263,899

Electronics-0.1%
Celestica, Inc. Sr. Sub. Notes
7.63% due 07/01/13		50,000	49,312
STATS ChipPAC, Ltd. Sr. Notes
6.75% due 11/15/11		75,000	72,375

			121,687

Energy Services-0.1%
ENI Coordination Center Guaranteed Notes
5.25% due 12/27/07	GBP	205,000	357,382

Energy Sources-0.3%
BHP Billiton Finance USA, Ltd. Guaranteed Notes
5.00% due 12/15/10		150,000	150,018
Compton Petroleum Finance Corp. Sr. Notes
7.63% due 12/01/13*		100,000	102,250
Nexen, Inc. Notes
5.88% due 03/10/35		80,000	78,666
North America Energy Partners, Inc. Sr. Notes
8.75% due 12/01/11		175,000	164,938
North America Energy Partners, Inc. Sr. Notes
9.00% due 06/01/10		175,000	182,437
Petro-Canada Debentures
7.00% due 11/15/28		88,000	100,104

			778,413

Financial Services-1.6%
Aries Vermogensverwaltungs GmbH Bonds
9.60% due 10/25/14		2,000,000	2,586,800
Bluewater Finance, Ltd. Guaranteed Sr. Notes
10.25% due 02/15/12		350,000	376,250
FBG Finance, Ltd. Notes
5.88% due 06/15/35*		60,000	58,433
Nationwide Building Society Sr. Notes
2.63% due 01/30/07*		85,000	83,040
Nell AF SARL Sr. Notes
8.38% due 08/15/15*		600,000	594,000
SovRisc BV Notes
4.63% due 10/31/08*		133,000	132,707
UFJ Finance Aruba AEC Notes
6.75% due 07/15/13		120,000	131,024

			3,962,254

Food, Beverage & Tobacco-0.0%
Diageo Capital, PLC Guaranteed Notes
4.38% due 05/03/10		88,000	85,833

Forest Products-0.5%
Abitibi-Consolidated, Inc. Debentures
8.55% due 08/01/10		575,000	582,188
Abitibi-Consolidated, Inc. Debentures
8.85% due 08/01/30		225,000	192,375
Stora Enso Oyj Notes
3.88% due 12/15/09	SEK	3,000,000	379,348
Tembec Industries, Inc. Sr. Notes
8.63% due 06/30/09		175,000	99,750

			1,253,661

Government Agencies-29.0%
Canadian Government Bonds
4.25% due 09/01/08	CAD	2,555,000	2,217,835
Canadian Government Debentures
5.00% due 06/01/14	CAD	430,000	397,200
Canadian Government Bonds
5.75% due 09/01/06	CAD	2,555,000	2,226,100
Commonwealth of Australia Bonds
7.50% due 09/15/09	AUD	2,360,000	1,860,706
Deutsche Bundesrepublik Bonds
5.63% due 01/04/28	EUR	405,000	627,041
Federal Republic of Brazil Notes
5.25% due 04/15/12(3)		1,403,255	1,385,714
Federal Republic of Brazil Notes
7.88% due 03/07/15		910,000	969,150
Federal Republic of Brazil Bonds
8.00% due 01/15/18		1,530,000	1,650,870
Federal Republic of Brazil Bonds
8.25% due 01/20/34		580,000	615,670
Federal Republic of Brazil Bonds
8.75% due 02/04/25		1,350,000	1,491,750
Federal Republic of Brazil Bonds
8.88% due 10/14/19		680,000	761,940
Federal Republic of Brazil Bonds
8.88% due 04/15/24		145,000	161,675
Federal Republic of Brazil Notes
10.25% due 06/17/13		580,000	697,450
Federal Republic of Brazil Bonds
10.50% due 07/14/14		1,395,000	1,709,572
Federal Republic of Brazil Notes
11.00% due 01/11/12		240,000	292,800
Federal Republic of Brazil Bonds
11.00% due 08/17/40		2,575,000	3,319,175
Federal Republic of Brazil Bonds
12.50% due 01/05/16(4)	BRL	7,174,000	3,129,402
Japan Bonds
0.50% due 06/20/06	JPY	68,000,000	577,880
Kingdom of Spain Bonds
5.35% due 10/31/11	EUR	1,215,000	1,604,221
Kingdom of Spain Bonds
6.15% due 01/31/13	EUR	1,199,000	1,680,435
Kingdom of Sweden Bonds
4.50% due 08/12/15	SEK	15,480,000	2,137,134
Kingdom of Sweden Bonds
5.00% due 01/28/09	SEK	17,800,000	2,372,960
Kingdom of Sweden Bonds
5.50% due 10/08/12	SEK	8,200,000	1,171,915
Netherlands Government Bonds
5.25% due 07/15/08	EUR	355,000	443,938
New Zealand Government Bonds
8.00% due 11/15/06	NZD	1,720,000	1,188,131
Republic of Argentina Bonds
4.01% due 08/03/12(3)		1,980,000	1,550,340
Republic of Argentina Bonds
5.25% due 12/31/38(6)		2,544,761	839,771
Republic of Argentina Bonds
8.28% due 12/31/33		1,713,972	1,426,882
Republic of Colombia Notes
8.25% due 12/22/14		200,000	222,000
Republic of Colombia Notes
10.75% due 01/15/13		470,000	582,800
Republic of Greece Bonds
5.25% due 05/18/12	EUR	310,000	408,177
Republic of Hungary Notes
9.00% due 04/12/07	HUF	203,000,000	976,877
Republic of Indonesia Notes
7.25% due 04/20/15		500,000	511,613
Republic of Italy Bonds
5.25% due 11/01/29	EUR	538,000	775,508
Republic of Panama Global Notes
7.13% due 01/29/26		450,000	455,625
Republic of Peru Bonds
5.00% due 03/07/07(2)		164,000	157,030
Republic of Peru Notes
7.35% due 07/21/25		1,180,000	1,162,300
Republic of Philippines Bonds
8.25% due 01/15/14		630,000	670,163
Republic of South Africa Bonds
13.00% due 08/31/10	ZAR	3,900,000	752,325
Republic of South Africa Bonds
13.50% due 09/15/15	ZAR	1,925,000	429,174
Republic of Turkey Notes
7.25% due 03/15/15		2,100,000	2,210,250
Republic of Turkey Notes
8.00% due 02/14/34		255,000	280,819
Republic of Turkey Sr. Bonds
11.88% due 01/15/30		1,390,000	2,137,125
Republic of Ukraine Sr. Notes
7.65% due 06/11/13		780,000	841,698
Republic of Uruguay Bonds
7.50% due 03/15/15		225,000	231,188
Republic of Uruguay Bonds
8.00% due 11/18/22		435,000	444,787
Republic of Venezuela Bonds
8.50% due 10/08/14		1,080,000	1,188,000
Republic of Venezuela Bonds
9.25% due 09/15/27		2,575,000	3,051,375
Republic of Venezuela Bonds
9.38% due 01/13/34		910,000	1,078,350
Republica of Uruguay Bonds
9.25% due 05/17/17		400,000	455,000
Russian Federation Bonds
7.50% due 03/31/30(6)		7,080,000	7,992,612
Russian Federation Bonds
7.50% due 03/31/30*(6)		650,000	732,875
Russian Federation Bonds
12.75% due 06/24/28		200,000	366,840
United Kingdom Treasury Notes
5.00% due 03/07/08	GBP	605,000	1,058,599
United Kingdom Treasury Bonds
5.00% due 09/07/14	GBP	580,000	1,061,955
United Mexican States Notes
6.38% due 01/16/13		185,000	196,563
United Mexican States Bonds
8.13% due 12/30/19		445,000	546,237
United Mexican States Bonds
8.30% due 08/15/31		325,000	417,625
United Mexican States Notes
9.50% due 12/18/14	MXN	9,175,000	928,589
United Mexican States, Series A Notes
6.63% due 03/03/15		1,645,000	1,801,275
United Mexican States, Series A Notes
6.75% due 09/27/34		310,000	339,062
United Mexican States, Series A Notes
7.50% due 04/08/33		400,000	473,600

			73,445,673

Household & Personal Products-0.1%
Vitro Envases Norteamerica SA Sr. Sec. Notes
10.75% due 07/23/11*		350,000	357,000

Insurance-0.3%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15		600,000	551,247
ING Groep NV Notes
5.78% due 12/08/15(19)		160,000	162,160

			713,407

Leisure & Tourism-0.1%
Grupo Posadas SA de CV Sr. Notes
8.75% due 10/04/11*		175,000	178,500

Metals & Mining-0.4%
Adaro Finance BV Notes
8.50% due 12/08/10*		200,000	201,500
CSN Islands IX Corp. Guaranteed Notes
10.00% due 1/15/15*		450,000	501,750
Falconbridge, Ltd. Notes
6.00% due 10/15/15		65,000	65,634
Inco, Ltd. Debentures
7.20% due 09/15/32		100,000	110,024
Teck Cominco, Ltd. Sr. Notes
6.13% due 10/01/35		60,000	59,337

			938,245

Pharmaceuticals-0.7%
Abbott Japan Co., Ltd. Guaranteed Bonds
1.05% due 11/06/08	JPY	76,000,000	651,309
Elan Corp., PLC Sr. Notes
7.75% due 11/15/11		800,000	748,000
Elan Corp., PLC Sr. Notes
8.34% due 11/15/11(3)		350,000	332,500
Elan Capital Corp. Convertible Bonds
6.50% due 11/10/08		50,000	95,555

			1,827,364

Real Estate Companies-0.0%
Brookfield Asset Management, Inc. Sr. Notes
8.13% due 12/15/08		76,000	82,144

Retail-0.1%
Jean Coutu Group, Inc. Sr. Sub. Notes
8.50% due 08/01/14		350,000	320,250

Telecommunications-0.1%
Telecom Italia Capital SA Sr. Notes
4.00% due 01/15/10		14,000	13,334
Telecom Italia Capital SA Sr. Notes
6.00% due 09/30/34		111,000	106,933
TELUS Corp. Notes
7.50% due 06/01/07		38,000	39,240

			159,507

Transportation-0.2%
Canadian National Railway Co. Notes
6.38% due 10/15/11		300,000	319,568
Grupo Transportacion Ferroviaria Mexicana SA de CV Sr. Notes
9.38% due 05/01/12*		100,000	109,500
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes
9.00% due 11/24/14		200,000	186,000

			615,068

Utilities-0.1%
AES Chivor Notes
9.75% due 12/30/14*		100,000	108,000
AES Drax Energy, Ltd. Sec. Notes
11.50% due 08/30/10†(5)		725,000	725

			108,725

Total Foreign Bonds & Notes (cost $85,931,429)			87,924,781

U.S. GOVERNMENT OBLIGATIONS-10.9%
U.S Treasury Bonds-3.3%
5.38% due 02/15/31		6,614,000	7,429,381
6.25% due 08/15/23		740,000	883,664

			8,313,045

U.S. Treasury Notes-7.6%
3.63% due 01/15/10		803,000	780,980
3.88% due 05/15/10		175,000	171,685
3.88% due 09/15/10		7,000	6,854
4.00% due 02/15/15		1,501,000	1,455,266
4.25% due 10/15/10		130,000	129,320
4.25% due 08/15/15		2,662,000	2,627,580
4.50% due 11/15/10		70,000	70,377
4.50% due 11/15/15		2,066,000	2,082,947
6.88% due 05/15/06		11,900,000	12,007,374

			19,332,383

Total U.S. Government Obligations (cost $27,676,146)			27,645,428

U.S. GOVERNMENT AGENCIES-10.2%
Federal Home Loan Mortgage Corporation-6.1%
3.50% due 05/15/07		600,000	590,104
3.63% due 02/15/07		624,000	616,263
3.88% due 12/20/06		600,000	594,991
4.13% due 07/12/10		300,000	292,546
4.35% due 06/02/08		600,000	592,869
4.45% due 03/06/08		600,000	595,640
4.50% due 09/08/08		600,000	596,641
4.50% due 02/01/20		273,474	266,120
4.50% due 08/01/20		459,812	447,446
4.75% due 01/18/11		310,000	309,839
5.00% due 09/01/18		645,112	639,603
5.00% due 07/01/20		943,499	934,185
5.00% due 02/01/34		533,019	517,887
5.00% due 05/01/34		336,526	326,461
5.00% due 02/01/35		775,451	752,258
5.00% due 08/01/35		1,086,656	1,052,019
5.00% due 11/01/35		1,747,924	1,692,209
5.50% due 07/01/35		2,923,729	2,897,537
6.00% due 07/01/35		280,860	283,698
6.50% due 05/01/29		11,741	12,077
6.88% due 09/15/10		1,156,000	1,258,365
7.00% due 06/01/29		18,593	19,378
8.50% due 05/01/08		22,159	22,957
10.00% due 05/15/20(11)		25,039	24,996
11.57% due 06/15/21(10)(11)		16,256	319

			15,336,408

Federal National Mortgage Association-4.1%
0.45% due 10/17/36(10)(11)(15)		3,350,678	37,967
0.57% due 03/17/20(10)(11)(15)		894,557	5,507
0.79% due 06/25/38(10)(11)(15)		2,556,704	97,741
1.35% due 02/25/35(10)(11)(15)		1,567,530	53,308
3.00% due 03/02/07		600,000	588,037
4.50% due 06/01/19		661,854	645,021
4.75% due 12/15/10		375,000	375,004
5.00% due 06/01/19		367,346	363,608
5.00% due 03/01/34		395,583	384,069
5.00% due 11/01/34		660,451	641,227
5.25% due 08/01/12		576,000	581,525
5.50% due 07/01/19		463,580	466,617
5.50% due 09/01/20		486,275	489,377
5.50% due 01/01/29		11,210	11,135
5.50% due 06/01/29		185,592	184,339
5.50% due 06/01/34		441,083	437,186
5.50% due 03/01/35		708,139	701,352
6.00% due 02/01/32		159,196	161,072
6.00% due 05/01/34		29,157	29,433
6.00% due 10/01/34		854,010	862,084
6.00% due 10/01/34		811,294	818,965
6.00% due 04/01/35		957,984	967,042
6.00% due 06/01/35		669,037	675,379
6.50% due 04/01/34		412,590	423,281
6.50% due 02/01/35		106,261	109,017
7.50% due 01/01/30		20,260	21,247
7.50% due 09/01/30		3,522	3,691
8.00% due 11/01/28		35,445	37,844
8.80% due 01/25/19(11)		53,465	57,055
10.40% due 04/25/19(11)		9,617	10,558
13.00% due 11/15/15		11,091	12,306

			10,251,994

Government National Mortgage Association-0.0%
7.50% due 07/15/27		31,364	33,042
7.50% due 10/15/27		70,177	73,931

			106,973

Tennessee Valley Authority-0.0%
4.65% due 06/15/35		105,000	99,271

Total U.S. Government Agencies (cost $26,511,705)			25,794,646

COMMON STOCK-2.0%
Broadcasting & Media-0.1%
Charter Communications, Inc.†		225,000	274,500
Ono Finance, PLC*†(4)(7)		100	0

			274,500

Energy Services-0.4%
Trico Marine Services, Inc.†		39,200	1,019,200

Energy Sources-0.1%
TransMeridian Exploration, Inc.(7)(18)		20,000	232,000

Leisure & Tourism-0.0%
Shreveport Gaming Holdings, Inc.(4)(7)(12)		2,441	56,199

Machinery-0.1%
NES Rentals Holding, Inc.†		19,435	252,655

Real Estate Investment Trusts-0.1%
Meristar Hospitality Corp.†		19,820	186,308

Telecommunications-1.2%
Alamosa Holdings, Inc.†		1	19
iPCS, Inc.†		60,413	2,914,927

			2,914,946

Total Common Stock (cost $2,565,508)			4,935,808

PREFERRED STOCK-0.6%
Broadcasting & Media-0.3%
Paxson Communications Corp.14.25%(9)		74	643,800

Federal Home Loan Mortgage Corporation-0.0%
Federal Home Loan Mtg. Corp. 5.70%		1,005	48,391

Federal National Mortgage Association-0.0%
Federal National Mtg. Association 7.00%(3)		1,080	58,698

Financial Services-0.1%
General Electric Capital Corp. 4.50%(6)		16,000	371,040
TCR Holdings, Class B(4)(7)		570	6
TCR Holdings, Class C(4)(7)		314	3
TCR Holdings, Class D(4)(7)		827	8
TCR Holdings, Class E(4)(7)		1,711	17

			371,074

Insurance-0.1%
Endurance Specialty Holdings, Ltd. 7.75%		13,000	308,100

Retail Stores-0.1%
GNC Corp. 12.00%(9)		100	82,000
Rent-Way, Inc. 8.00%(4)(7)(12)		4	38,018

			120,018

Total Preferred Stock (cost $1,523,836)			1,550,081

RIGHTS-0.2%
Government Agencies-0.2%
Republic of Argentina, Expires 12/15/35(14)		10,412,162	541,432
United Mexican States, Series D Expires 06/30/06 VRR†(4)		1,400,000	27,720
United Mexican States, Series E Expires 06/30/07 VRR†(4)		1,400,000	35,000

Total Rights (cost $495,472)			604,152

WARRANTS†-0.0%
Broadcasting & Media-0.0%
Knology Holdings, Inc. Expires 10/15/07 (strike price $0.10)*(4)(7)		1,500	375

Telecommunications-0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(4)(7)		150	2
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(4)(7)		500	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(4)(7)		350	0

			2

Total Warrants (cost $10,031)			377

Total Long-Term Investment Securities (cost $231,627,380)			233,408,131

SHORT-TERM INVESTMENT SECURITIES-1.1%
Time Deposit with State Street Bank & Trust Co. 1.45% due 01/03/06		257,000	257,000
Time Deposit with State Street Bank & Trust Co. 2.25% due 01/03/06		2,598,000	2,598,000

Total Short-term Investment Securities (cost $2,855,000)			2,855,000

REPURCHASE AGREEMENTS-2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(13)		181,000	181,000
UBS Securities LLC Joint Repurchase Agreement(13)		7,000,000	7,000,000

Total Repurchase Agreements (cost $7,181,000)			7,181,000

TOTAL INVESTMENTS (cost $241,663,380)@		96.2%	243,444,131
OTHER ASSETS LESS LIABILITIES		3.8	9,598,884

NET ASSETS		100.0%	$253,043,015

#	Security represents an investment in an affiliated company
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $18,505,413 representing 7.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States dollars unless otherwise indicated.

VRR-Value Recovery Right

AUD-Australian Dollar

BRL-Brazilian Real

CAD-Canadian Dollar

EUR-Euro

GBP-Pound Sterling

HUF-Hungarian Forint

JPY-Japanese Yen

MXN-Mexican Peso

NZD-New Zealand Dollar

SEK-Swedish Krona

ZAR-South African Rand

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2005.
(4)	Fair valued security; see Note 1.
(5)	Bond in default.
(6)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Illiquid Security
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(10)	Interest only
(11)	Collateralized Mortgage Obligation
(12)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2005, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	3	$25,000	$28,514	$9,505	0.01%
Rent-Way, Inc. 8.00% Preferred Stock	05/19/2003	1	$10,000	$9,504	9,504	0.00%
Shreveport Gaming Holdings, Inc.	07/29/2005	2,047	$47,128	$47,122	23	0.02%
Shreveport Gaming Holdings, Inc.	07/21/2005	394	$9,073	$9,077	23	0.00%

				$94,217		0.03%

(13)	See Note 2 for details of Joint Repurchase Agreement.
(14)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(15)	Variable rate security — the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(16)	Company has filed for chapter 11 bankruptcy protection subsequent to December 31, 2005.
(17)	Security is subject to litigation, the outcome of which is still to be determined.
(18)	Consists of more than one class of securities traded together as a unit.
(19)	Security has a perpetual maturity date. The maturity date shown reflects the call date.

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
*JPY 292,800,000	USD 2,559,910	02/03/2006	$66,402

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
*USD 2,505,348	JPY 292,800,000	02/03/2006	$(11,839)

Net Unrealized Appreciation (Depreciation)			$54,563

*	Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

JPY-Japanese Yen

USD-United States Dollar

See Notes to Portfolio of Investments

SunAmerica High Yield Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (Unaudited)

Security Description	Principal Amount/Shares/Warrants	Value (Note 1)
BONDS & NOTES-69.9%
Aerospace & Military Technology-0.2%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B 12.00% due 09/30/08	$1,700,000	$714,000

Automotive-1.9%
Cooper-Standard Automotive, Inc. Sr. Sub. Notes 8.38% due 12/15/14	830,000	630,800
Dana Corp. Sr. Notes 5.85% due 01/15/15	1,225,000	869,750
Dura Operating Corp. Sr. Notes 8.63% due 04/15/12	961,000	792,825
Exide Corp. Term Loan 10.00% due 03/15/25†(1)(2)	1,650,000	0
Ford Motor Co. Notes 7.45% due 07/16/31	3,325,000	2,261,000
Nationsrent, Inc. Sr. Notes 9.50% due 05/01/15	900,000	945,000
Navistar International Corp. Guaranteed Notes 6.25% due 03/01/12	145,000	129,775
Stanadyne Corp. Sr. Sub. Notes 10.00% due 08/15/14	475,000	456,000

		6,085,150

Banks-0.2%
AAC Group Holding Corp Sr. Notes 10.25% due 10/01/12(3)	1,025,000	740,563

Broadcasting & Media-7.8%
Adelphia Communications Corp. Sr. Notes 10.25% due 06/15/11†(4)(5)	825,000	495,000
CCO Holdings, LLC Sr. Notes 8.75% due 11/15/13*	2,800,000	2,667,000
Charter Communications Holdings LLC Sr. Notes 11.13% due 01/15/11	775,000	426,250
Charter Communications Holdings, LLC Sr. Notes 9.63% due 11/15/09	2,525,000	1,868,500
Charter Communications Holdings, LLC Sr. Notes 9.92% due 04/01/11(3)	3,825,000	2,027,250
Charter Communications Holdings, LLC Sr. Notes 10.25% due 01/15/10	375,000	267,187
Charter Communications Holdings, LLC Sr. Notes 10.75% due 10/01/09	2,075,000	1,545,875
Fisher Communications, Inc. Sr. Notes 8.63% due 09/15/14	1,550,000	1,631,375
Haights Cross Operating Co. Sr. Notes 11.75% due 08/15/11	475,000	502,906
Insight Communications Co., Inc. Sr. Sub. Notes 12.25% due 02/15/11(3)	1,300,000	1,358,500
Network Communications, Inc. Sr. Notes 10.75% due 12/01/13*	250,000	250,000
Nexstar Finance, Inc. Sr. Sub. Notes 7.00% due 01/15/14	2,100,000	1,924,125
Paxson Communications Corp. 2nd Priority Sr. Sec. Notes 10.78% due 01/15/09*(6)	2,900,000	2,787,625
Paxson Communications Corp. Guaranteed Sr. Sub. Notes 12.25% due 01/15/09(3)	3,500,000	3,705,625
Telex Communications, Inc. Sr. Sec. Notes 11.50% due 10/15/08	300,000	319,500
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 8.75% due 01/15/14	1,050,000	925,313
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes
10.00% due 03/01/11	2,900,000	2,715,125

		25,417,156

Building Materials-0.3%
Dayton Superior Corp. Sr. Sec. Notes 10.75% due 09/15/08	950,000	916,750

Business Services-3.4%
Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12	1,325,000	1,323,344
Alderwoods Group, Inc. Sr. Notes 7.75% due 09/15/12	425,000	439,875
Allied Waste North America, Inc. Sr. Notes 8.50% due 12/01/08	1,450,000	1,522,500
Associated Materials, Inc. Sr. Sub. Notes 9.75% due 04/15/12	850,000	820,250
Constar International, Inc. Sr. Notes 7.72% due 02/15/12(6)	625,000	600,000
Corrections Corp. America Sr. Notes 6.25% due 03/15/13	725,000	717,750
FTI Consulting, Inc. Sr. Notes 7.63% due 06/15/13*	425,000	437,750
Mobile Mini, Inc. Sr. Notes 9.50% due 07/01/13	575,000	631,781
Monitronics International, Inc. Sr. Sub. Notes 11.75% due 09/01/10	950,000	938,125
Service Corp. International Sr. Notes 6.75% due 04/01/16	400,000	390,000
Service Corp. International Sr. Notes 7.25% due 06/15/17*	2,250,000	2,233,125
Stewart Enterprises, Inc. Sr. Notes 7.25% due 02/15/13*	1,150,000	1,104,000

		11,158,500

Chemicals-1.8%
BCI US Finance Corp. Sr. Sec. Notes 9.78% due 07/15/10*(6)	700,000	708,750
Equistar Chemicals LP Notes 8.75% due 02/15/09	375,000	394,688
Equistar Chemicals LP Sr. Notes 10.63% due 05/01/11	625,000	687,500
Montell Financial Co. BV Garanteed Notes 8.10% due 03/15/27*	1,875,000	1,715,625
Phosphate Resource Partners LP Sr. Notes 7.00% due 02/15/08	725,000	739,500
Rockwood Specialties, Inc. Sr. Sub. Notes 7.50% due 11/15/14	925,000	921,531
Rockwood Specialties, Inc. Sr. Sub. Notes 10.63% due 05/15/11	292,000	320,105
Westlake Chemical Corp. Sr. Notes 8.75% due 07/15/11	471,000	503,970

		5,991,669

Communication Equipment-0.6%
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10	1,875,000	1,893,750

Computer Software-0.7%
Solar Capital Corp. Sr. Notes 9.13% due 08/15/13*	825,000	853,875
SS&C Technologies, Inc. Sr. Sub. Notes 11.75% due 12/01/13*	475,000	486,875
Unisys Corp. Sr. Notes 8.00% due 10/15/12	1,000,000	925,000

		2,265,750

Computers & Business Equipment-0.2%
Activant Solutions, Inc. Sr. Notes 10.07% due 02/15/12*(6)	550,000	567,188

Conglomerate-0.4%
Carriage Services, Inc. Sr. Notes 7.88% due 01/15/15	684,000	695,970
Di Finance Subordinated, LLC Sr. Sub. Notes 9.50% due 02/15/13	550,000	572,000

		1,267,970

Electronics-0.3%
Advanced Micro Devices, Inc. Sr. Notes 7.75% due 11/01/12	975,000	984,750

Energy Services-0.8%
Hanover Compressor Co. Sub. Notes zero coupon due 03/31/07	125,000	112,188
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11	636,789	661,981
Pride International, Inc. Sr. Notes 7.38% due 07/15/14	350,000	375,375
Seitel, Inc. Sr. Notes 11.75% due 07/15/11	1,450,000	1,613,125

		2,762,669

Energy Sources-7.8%
Belden & Blake Corp. Sec. Notes 8.75% due 07/15/12	450,000	459,000
Calpine Corp. Sec. Notes 8.75% due 07/15/13*†(4)(5)	10,185,000	8,351,700
Chaparral Energy, Inc. Sr. Notes 8.50% due 12/01/15*	1,500,000	1,552,500
Chesapeake Energy Corp. Sr. Notes 6.25% due 01/15/18	350,000	343,000
Chesapeake Energy Corp. Sr. Notes 6.63% due 01/15/16	3,175,000	3,214,687
Colorado Interstate Gas Co. Debentures 6.85% due 06/15/37	1,000,000	1,019,666
Encore Acquisition Co. Sr. Sub. Notes 6.00% due 07/15/15	550,000	506,000
Encore Acquisition Co. Sr. Sub. Notes 6.25% due 04/15/14	300,000	285,000
EXCO Resources, Inc. Guaranteed Notes 7.25% due 01/15/11	650,000	659,750
Grant Prideco, Inc. Sr. Notes 6.13% due 08/15/15*	275,000	274,313
Hilcorp Energy I LP Sr. Notes 7.75% due 11/01/15*	1,125,000	1,144,687
Hilcorp Finance Co. Sr. Notes 10.50% due 09/01/10*	791,000	876,033
Mission Energy Holding Co. Sr. Sec. Notes 13.50% due 07/15/08	4,125,000	4,785,000
Newfield Exploration Co. Sr. Sub. Notes 6.63% due 09/01/14	675,000	686,813
Roseton Danskammer Guaranteed Pass-Thru Certificate, Series B 7.67% due 11/08/16	1,075,000	1,077,687

		25,235,836

Financial Services-9.0%
Affinity Group, Inc. Sr. Sub. Notes
10.00% due 02/15/15*	450,000	480,375
Borden United States Finance Corp. Sr. Sec. Notes
9.00% due 07/15/14*	800,000	792,000
Consolidated Communications Holdings, Inc. Sr. Notes
9.75% due 04/01/12	910,000	969,150
ESI Tractebel Acquisition Corp. Guaranteed Bonds
7.99% due 12/30/11	745,000	781,913
General Motors Acceptance Corp. Notes
6.61% due 02/15/12(6)	2,475,000	2,227,748
General Motors Acceptance Corp. Notes
6.75% due 12/01/14	295,000	265,388
General Motors Acceptance Corp. Bonds
8.00% due 11/01/31	13,330,000	12,768,554
MedCath Holdings Corp. Sr. Notes
9.88% due 07/15/12	875,000	923,125
Muzak, LLC/ Muzak Finance Corp. Guaranteed Sr. Sub. Notes
9.88% due 03/15/09	525,000	289,406
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes
11.37% due 04/01/13(3)	2,525,000	1,903,219
NGC Corp. Capital Trust, Guaranteed Sub. Notes, Series B
8.32% due 06/01/27	5,400,000	4,779,000
PCA, LLC Sr. Notes
11.88% due 08/01/09	2,000,000	477,500
PX Escrow Corp. Sr. Sub. Notes
9.63% due 02/01/06(3)	2,175,000	2,066,250
Terra Capital, Inc. Guaranteed Sr. Sec. Notes
11.50% due 06/01/10	671,000	748,165

		29,471,793

Food, Beverage & Tobacco-1.8%
Alliance One International, Inc. Sr. Sub. Notes
12.75% due 11/15/12*	1,100,000	896,500
Doane Pet Care Co. Sr. Sub. Notes
10.63% due 11/15/15*	600,000	625,500
Le Natures, Inc. Sr. Sub. Notes
10.00% due 06/15/13*	850,000	892,500
North Atlantic Holding Co., Inc. Sr. Notes
12.25% due 03/01/14(3)	2,050,000	492,000
North Atlantic Trading Co., Inc. Sr. Notes
9.25% due 03/01/12	650,000	429,000
Smithfield Foods, Inc. Sr. Notes, Series B
7.75% due 05/15/13	825,000	872,437
Stater Brothers Holdings, Inc. Sr. Notes
8.13% due 06/15/12	200,000	198,000
Wornick Co. Sr. Notes
10.88% due 07/15/11	1,575,000	1,614,375

		6,020,312

Forest Products-2.6%
Boise Cascade, LLC Sr. Notes
7.03% due 07/15/10(6)	1,225,000	1,194,375
Caraustar Industries, Inc. Notes
7.38% due 06/01/09	1,250,000	1,200,000
Caraustar Industries, Inc. Guaranteed Sr. Sub. Notes
9.88% due 04/01/11	300,000	306,000
Crown Cork & Seal Co., Inc. Debentures
7.38% due 12/15/26	300,000	274,500
Crown Cork & Seal Co., Inc. Debentures
8.00% due 04/15/23	1,150,000	1,104,000
FiberMark, Inc. Sr. Notes
10.75% due 04/15/11†(1)(2)(4)(11)	750,000	472,500
Pliant Corp. Sr. Sec. Notes
11.13% due 09/01/09†(4)(5)	1,540,000	1,370,600
Pliant Corp. Sr. Sub. Notes
13.00% due 06/01/10†(4)(5)	1,725,000	336,375
Speciality Paperboard, Inc. Sr. Notes
9.38% due 10/15/06†(1)(2)(4)(11)	3,275,000	2,063,250

		8,321,600

Health Services-2.3%
Concentra Operating Corp. Sr. Sub. Notes
9.13% due 06/01/12	675,000	695,250
Concentra Operating Corp. Sr. Sub. Notes
9.50% due 08/15/10	250,000	258,750
Genesis Healthcare Corp. Sr. Sub. Notes
8.00% due 10/15/13	475,000	499,937
HCA, Inc. Notes
6.38% due 01/15/15	3,175,000	3,209,398
Psychiatric Solutions, Inc. Sr. Sub. Notes
7.75% due 07/15/15	433,000	447,073
Tenet Healthcare Corp. Sr. Notes
6.50% due 06/01/12	25,000	22,875
Tenet Healthcare Corp. Notes
7.38% due 02/01/13	500,000	461,250
Tenet Healthcare Corp. Sr. Notes
9.25% due 02/01/15*	750,000	744,375
Triad Hospitals, Inc. Sr. Sub. Notes
7.00% due 11/15/13	575,000	576,437
US Oncology, Inc. Sr. Sub. Notes
10.75% due 08/15/14	475,000	527,250

		7,442,595

Insurance-0.2%
Crum & Forster Holdings Corp. Sr. Notes
10.38% due 06/15/13	775,000	817,625

Internet Content-0.3%
Spheris, Inc. Sr. Sub. Notes
11.00% due 12/15/12*	975,000	867,750

Leisure & Tourism-8.8%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2
6.82% due 05/23/11	4,050,000	3,868,722
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1
7.20% due 01/02/19	2,447,343	2,423,131
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B
7.63% due 01/02/15†	5,437,354	4,481,369
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1
8.71% due 01/02/19	1,042,618	1,063,011
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C
8.77% due 01/02/11†	574,341	360,491
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1, Class B
9.06% due 07/02/17	1,301,358	1,156,595
Chukchansi Economic Development Authority Sr. Notes
8.00% due 11/15/13*	500,000	513,125
Chukchansi Economic Development Authority Sr. Notes
8.06% due 11/15/12*(6)	500,000	510,000
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C
6.95% due 08/02/09	660,591	591,588
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1
7.73% due 03/15/11	657,949	548,780
Delta Airlines, Inc. Notes
8.30% due 12/15/29†(4)(5)	2,450,000	551,250
Delta Airlines, Inc. Sr. Notes
9.50% due 11/18/49*†(4)(5)	500,000	440,000
Delta Airlines, Inc. Sr. Notes
10.00% due 08/15/08†(4)(5)	3,000,000	660,000
Eldorado Casino Shreveport Joint 1st Mtg. Notes
10.00% due 08/01/12	1,750,881	1,330,669
Eldorado Resorts, LLC Sr. Notes
9.00% due 04/15/14(1)(2)	2,675,000	2,675,000
Gaylord Entertainment Co. Sr. Notes
6.75% due 11/15/14	1,175,000	1,151,500
MGM Mirage, Inc. Sr. Notes
5.88% due 02/27/14	1,250,000	1,193,750
Riviera Holdings Corp. Guaranteed Sr. Notes
11.00% due 06/15/10#	800,000	861,000
Starwood Hotels & Resorts Worldwide Sr. Notes
7.88% due 05/01/12	950,000	1,047,375
True Temper Sports, Inc. Sr. Sub. Notes
8.38% due 09/15/11	1,000,000	900,000
Waterford Gaming, LLC Sr. Notes
8.63% due 09/15/12*	1,120,000	1,192,800
Worldspan LP Sr. Notes
10.59% due 02/15/11(6)	1,175,000	1,022,250

		28,542,406

Machinery-0.7%
Case New Holland, Inc. Sr. Notes
6.00% due 06/01/09	1,100,000	1,067,000
Dresser Rand Group, Inc. Sr. Sub. Notes
7.38% due 11/01/14*	683,000	703,490
Magnachip Semiconductor SA Sr. Sub. Notes
8.00% due 12/15/14	525,000	501,375
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes
11.00% due 06/01/07†(4)(5)	550,000	2,750

		2,274,615

Medical Products-1.7%
AmerisourceBergen Corp. Sr. Notes
5.88% due 09/15/15*	1,375,000	1,387,031
CDRV Investors, Inc. Sr. Notes
9.63% due 01/01/15(3)	875,000	535,938
Encore Med IHC, Inc. Sr. Sub. Notes
9.75% due 10/01/12	625,000	609,375
Inverness Medical Innovations, Inc. Sr. Sub. Notes
8.75% due 02/15/12	1,400,000	1,421,000
Mylan Labs, Inc. Sr. Notes
5.75% due 08/15/10*	200,000	200,250
Mylan Labs, Inc. Sr. Notes
6.38% due 08/15/15*	500,000	500,625
Universal Hospital Services, Inc. Sr. Notes
10.13% due 11/01/11	700,000	724,500

		5,378,719

Metals & Mining-1.4%
AK Steel Corp. Guaranteed Notes
7.88% due 02/15/09	300,000	285,000
Allegheny Technologies, Inc. Notes
8.38% due 12/15/11	600,000	651,000
Associated Materials, Inc. Sr. Disc. Notes
11.25% due 03/01/14(3)	1,275,000	624,750
CSN Islands IX Corp. Guaranteed Notes
10.00% due 01/15/15*	1,475,000	1,644,625
Metals USA, Inc. Sr. Notes
11.13% due 12/01/15*	500,000	512,500
Owens Brockway Glass Container Sr. Notes
8.25% due 05/15/13	600,000	619,500
Renco Metals, Inc. Guaranteed Sr. Notes
11.50% due 07/01/03†(1)(2)(4)(5)(7)	2,150,000	0
Ryerson Tull, Inc. Sr. Notes
8.25% due 12/15/11	275,000	267,438

		4,604,813

Pharmaceuticals-0.2%
Curative Health Services, Inc. Sr. Notes
10.75% due 05/01/11†(4)	975,000	614,250

Real Estate Investment Trusts-1.2%
National Health Investors, Inc. Notes
7.30% due 07/16/07	1,120,000	1,137,660
Senior Housing Properties Trust Sr. Notes
8.63% due 01/15/12	1,600,000	1,752,000
Trustreet Properties, Inc. Sr. Notes
7.50% due 04/01/15	925,000	925,000

		3,814,660

Restaurants-0.5%
Denny’s Holdings, Inc. Sr. Notes
10.00% due 10/01/12	750,000	761,250
Sbarro, Inc. Sr. Notes
11.00% due 09/15/09	600,000	597,000
The Restaurant Co. Sr. Notes
10.00% due 10/01/13*	250,000	231,250

		1,589,500

Retail-0.5%
Rent-Way, Inc. Sr. Notes
11.88% due 06/15/10	1,500,000	1,595,625

Retail Stores-1.1%
Acco Brands Corp. Sr. Sub. Notes
7.63% due 08/15/15	425,000	400,563
Collins & Aikman Floor Cover Guaranteed Sr. Notes
9.75% due 02/15/10	830,000	730,400
Jostens Holding Corp. Sr. Disc. Notes
10.25% due 12/01/13(3)	800,000	592,000
Prestige Brands, Inc. Sr. Sub. Notes, Series B
9.25% due 04/15/12	475,000	467,875
Rite Aid Corp. Guaranteed Sr. Notes
8.13% due 05/01/10	750,000	763,125
Saks, Inc. Guaranteed Notes
9.88% due 10/01/11	725,000	790,250

		3,744,213

Telecommunications-4.2%
American Cellular Corp. Sr. Notes
10.00% due 08/01/11	2,200,000	2,387,000
Cincinnati Bell, Inc. Notes
7.25% due 06/15/23	225,000	213,750
ICO North America, Inc. Sr. Notes
7.50% due 08/15/09(1)(2)	1,075,000	1,494,250
LCI International, Inc. Sr. Notes
7.25% due 06/15/07	7,725,000	7,763,625
Triton PCS, Inc. Sr. Notes
8.50% due 06/01/13	650,000	604,500
US West Communications, Inc. Debentures
7.50% due 06/15/23	250,000	248,437
Valor Telecommunications Enterprises Sr. Notes
7.75% due 02/15/15	800,000	836,000

		13,547,562

Transportation-0.4%
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B
9.38% due 05/01/09	275,000	289,781
Ultrapetrol Bahamas, Ltd. 1st Mtg. Notes
9.00% due 11/24/14	1,100,000	1,023,000

		1,312,781

Utilities-6.6%
AES Corp. Sr. Sub. Debs.
8.88% due 11/01/27	1,025,000	1,113,406
Atlas Pipeline Partners LP Sr. Notes
8.13% due 12/15/15*	650,000	655,688
Cincinnati Bell Telephone Co. Guaranteed Notes
7.18% due 12/15/23	375,000	376,875
Cincinnati Bell Telephone Co. Guaranteed Notes
7.20% due 11/29/23	1,525,000	1,494,500
El Paso Natural Gas Co. Sr. Notes
7.63% due 08/01/10	725,000	762,395
El Paso Natural Gas Co. Sr. Debentures
8.63% due 01/15/22	1,225,000	1,389,875
El Paso Production Holding Co. Guaranteed Sr. Notes
7.75% due 06/01/13	3,125,000	3,242,187
Ferrellgas LP Sr. Notes
6.75% due 05/01/14	1,300,000	1,228,500
Mirant Corp. Sr. Notes
7.90% due 07/15/09*†(4)(5)	3,525,000	4,441,500
Pacific Energy Partners LP Sr. Notes
6.25% due 09/15/15*	350,000	344,750
Pacific Energy Partners LP Sr. Notes
7.13% due 06/15/14	850,000	875,500
Reliant Energy, Inc. Notes
9.50% due 07/15/13	500,000	501,250
Tennessee Gas Pipeline Co. Debentures
7.00% due 10/15/28	1,300,000	1,281,482
Transcontinental Gas Pipe Line Corp. Sr. Notes
8.88% due 07/15/12	725,000	830,125
VeraSun Energy Corp. Sr. Notes
9.88% due 12/15/12*	625,000	634,375
Williams Cos, Inc. Notes
7.88% due 09/01/21	2,275,000	2,462,687

		21,635,095

Total Bonds & Notes (cost $231,259,414)		227,597,615

CONVERTIBLE BONDS-0.5%
Broadcasting & Media-0.2%
Citadel Broadcasting Corp.
1.88% due 02/15/11	1,000,000	776,250

Utilities-0.3%
Calpine Corp.
4.75% due 11/15/23†(4)(5)	4,290,000	1,115,400

Total Convertible Bonds (cost $3,748,434)		1,891,650

FOREIGN BONDS & NOTES-6.9%
Broadcasting & Media-0.9%
Interamericana De Entretenimiento Corp. S.A. Sr. Notes
8.88% due 06/14/15*	825,000	806,437
Telenet Group Holding NV Sr. Notes
11.50% due 06/15/14*(3)	2,764,000	2,266,480

		3,072,917

Chemicals-1.3%
Nova Chemicals Corp. Sr. Notes
6.50% due 01/15/12	850,000	823,437
Rhodia SA Sr. Sub. Notes
8.88% due 06/01/11	3,250,000	3,331,250

		4,154,687

Electronics-0.1%
STATS ChipPAC Ltd. Sr. Notes
6.75% due 11/15/11	325,000	313,625

Energy Sources-0.5%
Compton Petroleum Finance Corp. Sr. Notes 7.63% due 12/01/13*	350,000	357,875
North America Energy Partners, Inc. Sr. Notes
8.75% due 12/01/11	525,000	494,813
North America Energy Partners, Inc. Sr. Notes
9.00% due 06/01/10	700,000	729,750

		1,582,438

Financial Services-0.4%
Bluewater Finance, Ltd. Guaranteed Sr. Notes
10.25% due 02/15/12	1,125,000	1,209,375
Bowater Canada Finance Corp.
7.95% 11/15/11	25,000	24,250

		1,233,625

Forest Products-0.8%
Abitibi-Consolidated, Inc. Debs.
8.55% due 08/01/10	1,975,000	1,999,688
Abitibi-Consolidated, Inc. Debs.
8.85% due 08/01/30	100,000	85,500
Tembec Industries, Inc. Sr. Notes
8.63% due 06/30/09	700,000	399,000

		2,484,188

Household & Personal Products-0.1%
Vitro Envases Norteamerica SA Sr. Sec. Notes
10.75% due 07/23/11*	225,000	229,500

Insurance-0.5%
Fairfax Financial Holdings, Ltd. Notes
8.25% due 10/01/15	1,750,000	1,607,804

Leisure & Tourism-0.1%
Grupo Posadas SA de CV Sr. Notes
8.75% due 10/04/11*	425,000	433,500

Metals & Mining-0.3%
Adaro Finance B.V. Notes
8.50% due 12/08/10*	775,000	780,812
International Utility Structures, Inc. Sr. Sub. Notes
10.75% due 02/01/08†(1)(2)(4)(13)	2,150,000	43,000
Vitro SA de CV Notes
11.75% due 11/01/13*	75,000	70,875

		894,687

Pharmaceuticals-1.0%
Elan Corp., PLC Sr. Notes
8.34% due 02/15/11(6)	2,525,000	2,398,750
Elan Capital Corp. Convertible Bonds
6.50% due 11/10/08	425,000	812,218

		3,210,968

Retail-0.4%
Jean Coutu Group, Inc. Sr. Sub. Notes
8.50% due 08/01/14	1,325,000	1,212,375

Transportation-0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV Sr. Notes
9.38% due 05/01/12*	775,000	848,625

Utilities-0.3%
AES Chivor Notes
9.75% due 12/30/14*	875,000	945,000
AES Drax Energy, Ltd. Sec. Notes
11.50% due 08/30/10†(4)	4,460,000	4,460

		949,460

Total Foreign Bonds & Notes (cost $25,881,986)		22,228,399

LOAN AGREEMENTS-1.2%
Automotive-0.9%
Autocam Corp. 13.05% due 01/23/12	1,000,000	1,000,000
Delphi Corp.
11.14% due 06/14/11(2)	1,745,625	1,822,178

		2,822,178

Household & Personal Products-0.3%
Vitro Envases Norteamerica SA
10.89% due 02/26/10(2)	1,000,000	1,007,500

Total Loan Agreements (cost $3,785,521)		3,829,678

COMMON STOCK-8.0%
Broadcasting & Media-0.2%
Charter Communications, Inc.†	625,000	762,500
Ono Finance, PLC†*(1)(2)	500	0

		762,500

Energy Services-1.5%
Trico Marine Services, Inc.†	187,500	4,875,000

Energy Sources-0.2%
TransMeridian Exploration, Inc.(2)(12)	65,000	754,000
Tri-Union Development Corp.†(1)(2)	1,061	11
Tribo Petroleum Corp.†*(1)(2)	1,800	18

		754,029

Leisure & Tourism-0.1%
Capital Gaming International, Inc.†(1)(2)	77	0
Shreveport Gaming Holdings, Inc.(1)(2)(9)	14,150	325,775

		325,775

Machinery-0.6%
NES Rentals Holding, Inc.†	150,124	1,951,612

Real Estate Investment Trusts-0.3%
Meristar Hospitality Corp.†	91,550	860,570

Telecommunications-5.1%
iPCS, Inc.†	344,285	16,611,751

Total Common Stock (cost $12,634,961)		26,141,237

PREFERRED STOCK-0.2%
Retail Stores-0.2%
GNC Corp.12.00% (8)	725	594,500
Rent-Way, Inc. 8.00%(1)(2)(9)	13	141,211

Total Preferred Stock (cost $859,350)		735,711

WARRANTS†-0.0%
Broadcasting & Media-0.0%
Knology Holdings, Inc. Expires 10/15/07 (strike price $0.10)*(1)(2)	4,500	1,125

Business Services-0.0%
Maxim Crane Wks Holdings, Inc. Expires 01/20/10 (strike price $30.05)(1)(2)	1,587	0
Maxim Crane Wks Holdings, Inc. Expires 01/20/10 (strike price $33.04)(1)(2)	1,619	0
Maxim Crane Wks Holdings, Inc. Expires 01/20/10 (strike price $31.58)(1)(2)	1,182	0

		0

Telecommunications-0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(1)(2)	2,650	26
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(1)(2)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	2,250	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	1,950	0

		26

Total Warrants (cost $1,333,505)		1,151

Total Long-Term Investment Securities (cost $279,503,171)		282,425,441

REPURCHASE AGREEMENTS-12.1%
State Street Bank & Trust Co. Joint Repurchase Agreement (10)	368,000	368,000
UBS Securities, LLC Joint Repurchase Agreement Account (10)	39,000,000	39,000,000

		39,368,000

Total Repurchase Agreements (cost $39,368,000)		39,368,000

TOTAL INVESTMENTS (cost $318,871,171)@	98.8%	321,793,441
OTHER ASSETS LESS LIABILITIES	1.2	3,881,852

NET ASSETS	100.0%	$325,675,293

†	Non-income producing security
#	Security represents an investment in an affiliated company
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of these securities was $52,716,329 representing 16.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	See Note 4 for cost of investments on a tax basis.
(1)	Fair valued security; see Note 1.
(2)	Illiquid security.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in default.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2005.
(7)	Security is subject to litigation, the outcome of which is still to be determined.
(8)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(9)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2005, the High Yield Bond Fund held the following:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Rent-Way, Inc. 8.00% Preferred Stock	05/29/2003	10	$25,000	$108,624	$10,862	0.03%
Rent-Way, Inc. 8.00% Preferred Stock	05/19/2003	3	10,000	32,587	10,862	0.01%
Shreveport Gaming Holdings, Inc.	07/29/2005	11,829	272,336	272,339	23	0.08%
Shreveport Gaming Holdings, Inc.	07/21/2005	2,321	53,448	53,436	23	0.02%

				$466,987		0.14%

(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Company has filed for chapter 11 bankruptcy protection subsequent to December 31, 2005.
(12)	Consists of more than one class of securities traded together as a unit.
(13)	Company has filed foreign bankruptcy.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
MUNICIPAL BONDS-93.9%
Alabama-7.0%
Jefferson County, Alabama Sewer, Capital Improvement, Series D, 5.25% due 02/01/26(2)	$4,500,000	$4,931,010

Arizona-3.0%
Phoenix, Arizona Civic Improvement Corp. Wastewater Systems Revenue, Junior Lien, 5.00% due 07/01/28(2)	2,000,000	2,090,000

California-9.9%
California State, Variable Purpose, 5.50% due 04/01/28	2,500,000	2,740,625
Fremont California Unified School District Alameda County Election 2002, Series B 5.00% due 08/01/30(2)	2,000,000	2,104,040
San Mateo County California Transit District, Sales Tax Revenue Refunding, Series A 5.00% due 06/01/25(2)	2,000,000	2,115,220

		6,959,885

Connecticut-4.6%
Connecticut State Refunding, Series D 5.00% due 08/01/10(2)	3,025,000	3,226,949

Florida-3.1%
Florida State Board Education Public Education Refunding Capital Outlay, Series A 5.00% due 06/01/11(2)	2,000,000	2,147,540

Georgia-0.2%
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(2)	60,000	65,217
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(2)	85,000	96,959

		162,176

Indiana-5.4%
Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(2)	3,500,000	3,760,435

Massachusetts-10.5%
Massachusetts State Water Resources Authority, Series A, 5.00% due 08/01/24(2)	3,910,000	4,135,998
University Massachusetts Building Authority Project Revenue, Series 4, 5.25% due 11/01/27(2)	3,000,000	3,232,350

		7,368,348

Missouri-7.7%
Sikeston, Missouri, Electric Revenue, 6.20% due 06/01/10(2)	5,000,000	5,441,650

New Jersey-4.1%
Garden State New Jersey Preservation Trust Open Space And Farmland Preservation 2005, Series A 5.80% due 11/01/17(2)	2,500,000	2,875,550

New Mexico-5.4%
New Mexico Finance Authority Transportation, Sr. Lien Series A, 5.25% due 06/15/21(2)	3,500,000	3,808,210

New York-6.1%
New York, New York, Series E 3.51% due 01/05/06(1)	1,005,000	1,005,000
New York, New York, Series D, 5.00% due 11/01/28	2,000,000	2,067,620
Niagara Falls, New York Public Improvement, General Obligation, 7.50% due 03/01/13(2)	445,000	546,651
Niagara Falls, New York, Public Improvement, General Obligation, 7.50% due 03/01/14(2)	555,000	695,598

		4,314,869

Ohio-18.8%
Cincinnati, Ohio City School District, Classroom Facilities Construction & Improvement, 5.00% due 12/01/24(2)	3,000,000	3,151,680
Cuyahoga County, Ohio Revenue, Cleveland Clinic Health Systems, Series A, 5.75% due 01/01/24	2,000,000	2,190,700
Franklin County, Ohio Hospital Revenue, OhioHealth Corp., Series C,
5.25% due 05/15/23	3,000,000	3,193,620
Olentangy Local School District Ohio, School Facilities Construction & Improvement, Series A, 5.25% due 12/01/27(2)	3,250,000	3,491,833
Woodndge, Ohio Local School District, General Obligation, 6.80% due 12/01/14(2)	1,000,000	1,161,050

		13,188,883

Pennsylvania-4.8%
Lehigh County Pennsylvania General Purpose Authority Revenues Adjustment, Adjusted Hospital, Lehigh Valley Hospital, Series A 3.75% due 01/03/06(1)(2)	1,190,000	1,190,000
Pennsylvania State Second Series 5.00% due 07/01/12(2)	2,000,000	2,163,140

		3,353,140

South Dakota-3.3%
South Dakota State Health & Educational Facilities Revenue, McKennan Hospital, 6.25% due 07/01/10(2)	2,120,000	2,348,154

Total Long-Term Investment Securities (cost $62,649,534)		65,976,799

SHORT-TERM INVESTMENT SECURITIES-5.5%
Idaho-3.4%
Idaho Health Facilities Authority Revenue, St Lukes Regional Medical Center Project, 3.75% due 01/03/06(1)(2)	2,400,000	2,400,000

New York-0.2%
New York, New York City Municipal Water Finance Authority, Water And Sewer Systems Revenue, Series F, 3.77% due 01/03/06(1)	100,000	100,000

South Carolina-1.8%
Piedmont Municipal Power Agency, South Carolina Electric Revenue Variable Refunding, 3.55% due 01/04/06(1)(2)	100,000	100,000
Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, 3.55% due 01/04/06(1)(2)	1,150,000	1,150,000

		1,250,000

Other-0.1%
SSGA Tax Free Money Market Fund	75,377	75,377

Total Short-Term Investment Securities (cost $3,825,378)		3,825,377

TOTAL INVESTMENTS (cost $66,474,912)@	99.4%	69,802,176
OTHER ASSETS LESS LIABILITIES	0.6	499,922

NET ASSETS	100.0%	$70,252,098

@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security-the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(2)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $58,429,234 or 83.2% of Net Assets.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:

At December 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities Fund	0.18%	$291,000
GNMA Fund	51.21	84,002,000
Strategic Bond Fund	0.11	181,000
High Yield Bond Fund	0.22	368,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 30, 2005, bearing interest at a rate of 3.10% per annum, with a principal amount of $164,023,000, a repurchase price of $164,079,497, and a maturity date of January 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	08/31/06	$2,880,000	$2,865,600
U.S. Treasury Notes	2.63	05/15/08	112,125,000	108,128,529
U.S. Treasury Notes	3.38	02/28/07	21,085,000	21,069,186
U.S. Treasury Notes	4.00	06/15/09	3,500,000	3,467,489
U.S. Treasury Notes	4.13	08/15/08	6,140,000	6,201,400
U.S. Treasury Notes	4.38	05/15/07	25,445,000	25,571,462

In addition, at December 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities Fund	3.00%	$9,000,000
GNMA Fund	33.33	100,000,000
Strategic Bond Fund	2.33	7,000,000
High Yield Bond Fund	13.00	39,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 30, 2005, bearing interest at a rate of 3.47% per annum, with a principal amount of $300,000,000, a repurchase price of $300,115,667, and a maturity date of January 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$66,612,000	$75,188,295
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	100,000,000	148,000,000
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	50,000,000	82,812,500

Note 3. Transactions with Affiliates:

As disclosed in the Investment Portfolios, certain Funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the nine months ended December 31, 2005, the following Funds recorded realized gains (losses) and income on security transactions of affiliates of AIG as follows:

Fund	Security	Income	Market Value at March 31, 2005	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at December 31, 2005
Core Bond	Riviera Holdings Corp.	$8,165	$138,125	$—	$—	$—	$(3,594)	$134,531
Strategic Bond	Riviera Holdings Corp.	11,138	149,175	—	—	—	(3,881)	145,294
High Yield Bond	Riviera Holdings Corp.	66,000	884,000	—	—	—	(23,000)	861,000

Note 4. Federal Income Taxes:

As of December 31, 2005, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Core Bond Fund	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$173,257,142	$186,021,227	$597,893,392	$241,943,514	$319,164,203	$66,474,912

Appreciation	1,738,778	—	2,246,238	8,081,667	22,651,290	3,327,265
Depreciation	(3,220,582)	(2,110,816)	(3,124,731)	(6,581,050)	(20,022,052)	—

Unrealized appreciation (depreciation) — net	$(1,481,804)	$(2,110,816)	$(878,493)	$1,500,617	$2,629,238	$3,327,265

Note 5. Other Information:

On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, AIG SunAmerica Asset Management Corp. (“SunAmerica”), AIG Global Investment Corp. (“AIGGIC”) and AIG SunAmerica Capital Services, Inc. (“SACS”) will need to obtain permission from the SEC to continue to provide investment management, subadvisory and underwriting services to the Funds, respectively. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact SunAmerica, AIGGIC, SACS or the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2006